N-2	Oct. 14, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002047636
Amendment Flag	true
Amendment Description	THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
Entity Inv Company Type	N-2
Securities Act File Number	333-284150
Investment Company Act File Number	811-24040
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	RJ Private Credit Income Fund
Entity Address, Address Line One	880 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	800
Local Phone Number	521-1195
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S Shares	Class I Shares
Shareholder Transaction Expenses (Fees Paid Directly From Your Investment):
Maximum Sales Charge (Load) (1)	3.50%	None
Maximum Early Repurchase Deduction (2)	2.00%	2.00%
Dividend Reinvestment Plan Fees	None	None
(1)
No upfront sales load will be paid with respect to Class S Shares or Class I Shares, however, if an investor buys Class S Shares through ce rta
in financial intermediaries, they may directly charge the investor transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class S Shares. Selling agents will not charge such fees on Class I Shares. Please consult the applicable selling agent for additional information.

(2)
A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year
anniversary of a shareholder’s purchase of the Shares (on a “first in-first
out” basis) (the “Early Repurchase Deduction”). The
one-year
holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class S Shares	Class I Shares

Annual Expenses (as a Percentage of Net Assets Attributable to our Shares) (3)
Management Fees (4)	0.75%	0.75%
Incentive Fees (5)	—	—
Shareholder Servicing and/or Distribution Fees (6)	0.85%	None
Fees and Interest Payments on Borrowed Funds (7)	1.68%	1.68%
Acquired Fund Fees and Expenses (7)	0.72%	0.72%
Other Expenses (7)(8)	0.90%	0.90%
Total Annual Expenses	4.90%	4.05%
Less: Amount Paid or Absorbed Under Expense Limitation and Reimbursement Agreement (8)	-0.40%	-0.40%
Net Annual Expenses (8)	4.50%	3.65%
(3)
This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(4)
Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 0.75% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets.

Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that d
a
te and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.

(5)
The Fund may have investment income that could result in the payment of an incentive fee in the first year of investment operations. The incentive fee, if any, is based on income, whereby the Fund will pay the Investment Manager quarterly in arrears 10% of the Fund’s
Pre-Incentive
Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 6.00% annualized hurdle rate, with a full catch-up.
As the Fund cannot predict whether the Fund will meet the necessary incentive fee hurdle, the Fund has assumed no incentive fee for this chart. Once fully invested, the Fund expects the incentive fees to increase to the extent the Fund earns greater income through its investments. If the Fund achieved an annualized total return of 6.00% for each quarter made up entirely of net investment income, no incentive fees would be payable. The Fund has not included an estimate of the amount of the incentive fee for the current fiscal year in the table above due to the uncertainty regarding whether the incentive fee would be payable given that it is dependent on the Fund’s future performance. See “
Management of the Fund
” for more information concerning the incentive fees.

(6)
The Fund has adopted a distribution and service plan for Class S Shares (the “Distribution and Service Plan”). Accordingly, Class S Shares will pay a shareholder servicing and distribution fee equal to 0.85% per annum of the average daily value of the Fund’s net assets for the Class S Shares, accrued daily and payable monthly. Payment of the shareholder servicing and/or distribution fee is governed by the Distribution and Service Plan for Class S Shares, which, pursuant to the conditions of the exemptive order issued by the SEC, was adopted by the Fund with respect to Class S Shares in compliance with Rule
12b-1
under the Investment Company Act. Class I Shares are not subject to any shareholder servicing or distribution fees. See “
Plan of Distribution
”.

(7)
Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include all other expenses incurred by the Fund, such as accounting, legal, custody, administration, transfer agency and auditing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial
12-month
period of the offering.

(8)
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive the Investment Management Fee, the incentive fee and/or to assume or reimburse expenses of the Fund (a “Waiver”), if required to ensure the Other Expenses do not exceed 0.50% and 0.50% of the average daily net assets of Class S Shares and Class I Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit. The Expense Limitation and Reimbursement Agreement has an initial two-year
term from the date of commencement of the Fund’s operations and will automatically renew for consecutive one-year
terms thereafter unless terminated. The Fund may terminate the Expense Limitation and Reimbursement Agreement at any time upon 30 days’ written notice. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term. Thereafter, the Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement other than as of the end of the then current term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value (“NAV”) and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the expense limitation for the 1 Year period and the first two years of the 3 Years, 5 Years and 10 Years periods in the example). The assumption in the hypothetical example of a 5% annual return is the same as that required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares.

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$47	$146	$250	$506
Class I Shares	$38	$121	$209	$435
While the examples assume a 5.0% annual return on investment before fees and expenses, the Fund’s performance will vary and may result in an annual return that is greater or less than this. This amount does not reflect the imposition of an Early Repurchase Deduction of 2.00%. If an investor were to repurchase shares that have been held for less than one year and the Fund were to impose the repurchase fee, the costs for 1 year would be $68 for Class S Shares and $59 for Class I Shares. These examples should not be considered a representation of any particular shareholder’s future expenses. If the Fund achieves sufficient returns on its investments to trigger a quarterly incentive fee on income, both the Fund’s returns to its shareholders and its expenses would be higher. See “
Management of the Fund – Incentive Fee
” for information concerning incentive fees.

Purpose of Fee Table , Note [Text Block]	The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. More information about these and other discounts is available from an investor’s financial professional and in the section titled “
Plan of Distribution
	” beginning on page 99 of this Prospectus.
Basis of Transaction Fees, Note [Text Block]	as a Percentage of Net Assets Attributable to our Shares
Other Transaction Fees, Note [Text Block]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year
anniversary of a shareholder’s purchase of the Shares (on a “first in-first
out” basis) (the “Early Repurchase Deduction”). The
one-year
	holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
Other Expenses, Note [Text Block]	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include all other expenses incurred by the Fund, such as accounting, legal, custody, administration, transfer agency and auditing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial
12-month
	period of the offering.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 0.75% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets.
Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that d
a
te and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.

Acquired Fund Fees and Expenses, Note [Text Block]	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include all other expenses incurred by the Fund, such as accounting, legal, custody, administration, transfer agency and auditing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial
12-month
	period of the offering.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Policies
Investment Objective
. The Fund’s primary investment objective are to seek to generate attractive current income and preserve capital.
Except as otherwise indicated, the Fund may change its investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objectives of the Fund are not a fundamental policy of the Fund and may be changed by the Fund’s Board of Trustees (the “Board,” and each of the trustees on the Board, a “Trustee”) without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares. The Fund will notify shareholders of any changes to its investment objectives or any of its investment policies, restrictions or strategies.
There can be no assurances that the Fund’s investment objectives will be achieved or that the Fund’s investment program will be successful. The Fund is not intended as, and investors should not construe it to be, a complete investment program. The Fund is not intended for investors who will need ready access to the amounts invested in the Fund. An investment in the Fund should be considered illiquid. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s investment objectives are not fundamental policies of the Fund and may be changed by the Board without prior shareholder approval.
Investment Policies
.
Under normal market conditions, the Fund seeks to achieve its investment objectives by directly or indirectly investing (which for this purpose includes unfunded capital commitments) at least 80% of its assets (net assets, plus any borrowings for investment purposes) in private credit assets (“private credit”). The Fund’s private credit investments may primarily be made through a combination of: (i) investments in private credit assets originated by third parties, such as non-bank lenders, banks, asset management firms, insurance companies, business development companies, and specialty finance companies (“direct loans”) and (ii) investments in companies and/or private investment vehicles (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) and private and publicly-traded business development companies (“BDCs”) that primarily focus on investments in private credit assets and other securities and assets in which the Fund may invest directly as part of its private credit investment strategy (the “Investment Funds”). The Fund also may obtain exposure to private credit through: (i) investments in notes or other pass-through obligations that represent the right to receive principal and interest payments on a direct loan (or fractional portions thereof), such as a participation in a single underlying loan; (ii) purchases of asset-backed securities representing ownership or participation in a pool of direct loans; (iii) investments in U.S. and non-U.S. securities of any credit rating, including unrated securities, as well as higher risk, below-investment grade debt securities (commonly referred to as “high yield” securities or “junk bonds”), including securities representing ownership or participation in a pool of such securities; (iv) investments in syndicated loans, including securities representing ownership or participation in a pool of such loans; (v) investments in mezzanine debt; (vi) investments in distressed securities and non-performing loans; and (vii) investments in wholly owned subsidiaries and/or joint ventures that primarily hold loans or credit-like securities. For purposes of the Fund’s 80% policy, the Fund considers private credit assets to include direct loans, Investment Funds, and each of the assets described in this paragraph. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds that the Fund reasonably expects to be called in the future as qualifying private credit assets for purposes of its 80% policy.
Although the Fund intends to invest a significant portion of its assets in the Investment Funds, the allocation of the Fund’s assets to Investment Funds will vary over time and may not be significant initially or at any given time during the Fund’s life. Investment Funds may be underlying funds that employ secondary strategies designed to primarily acquire other private credit funds and fund interests or direct investments in debt, equity or other security types. For purposes of the Fund’s investment policies, investments in Investment Funds will be classified based upon such Investment Funds’ stated investment objectives, policies and restrictions.

The Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by the Investment Fund over time. Accordingly, the Fund’s private credit allocation will consist of both funded and unfunded commitments; however, only funded private credit commitments will provide exposure to underlying private credit assets that are reflected in the Fund’s NAV. Investors are advised that the actual amount of unfunded commitments will be disclosed in the Fund’s published financial statements.
Investment Funds in which the Fund invests are not subject to the Fund’s investment restrictions and, unless registered under the Investment Company Act, are generally not subject to any investment limitations under the Investment Company Act other than those applicable to private funds. Unregistered Investment Funds (e.
g.
, private funds) typically have greater flexibility than conventional registered investment companies as to the types of securities they may hold, the types of trading strategies they may use, the parties with whom they may transact (including affiliates) and, in some cases, the extent to which they utilize leverage.
The Fund may make investments through direct and indirect wholly owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner to comply with applicable regulatory requirements or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments.
If the Fund uses one or more Subsidiaries to make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries will be wholly owned, the Fund and its Subsidiaries will have the same investment strategies and principal risk disclosures and will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, any Subsidiaries will be consolidated subsidiaries of the Fund, and the Fund will comply with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Subsidiaries so that the Fund will treat a Subsidiary’s debt as its own. Any Subsidiary will comply with the provisions relating to affiliated transactions and custody of the Investment Company Act. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund. The Investment Manager will manage the portfolio dynamically, allocating assets based on changing market conditions, credit risk, liquidity, and other relevant factors in a manner it believes will provide the best opportunity to maintain the risk return profile of the Fund. While the Fund will focus on investments in direct loans and Investment Funds as a core strategy, the Investment Manager may adjust allocations among various types of private credit strategies to enhance returns and mitigate risks. This flexible approach enables the Investment Manager to tailor the portfolio in accordance with the Fund’s primary investment objectives, while also allowing the Fund to respond effectively to market fluctuations and evolving conditions within the private credit strategies that comprise the Fund’s opportunity set.
A portion of the Fund’s assets may be held in cash or cash equivalents, and the Fund may increase cash holdings depending on market conditions. The Fund may also invest in preferred securities, convertible securities, derivatives (such as options, swaps, futures, forward agreements, reverse repurchase agreements), exchange-traded funds, and other investment companies.
When the Fund invests in loans and debt securities, it may acquire warrants or other equity securities of borrowers and may receive non-cash
income features such as PIK interest and original issue discount (“OID”). The Fund may also invest directly in warrants and equity securities, including securities of specialty finance companies and companies that employ private debt strategies. The Fund’s equity holdings may include companies across a range of market capitalizations, both within and outside the United States. Investments across different levels of a borrower’s capital structure or in different classes of securities are permitted, subject to applicable laws.

The Fund is not limited by the duration, maturity, or credit quality of its investments. The Fund may invest in below-investment-grade and non-rated
debt securities (often referred to as “junk”), which may constitute a substantial portion of the portfolio at times. The Fund may use leverage through direct borrowings or through its wholly owned subsidiaries to enhance returns, meet repurchase requests, or provide liquidity. The Fund may also invest directly in foreign debt and equity securities, including those from emerging markets. While it is not anticipated that foreign or emerging market investments will represent a significant portion of the portfolio, the Fund retains the flexibility to invest globally as needed.
There can be no assurance that the Fund will achieve its investment objectives. The Investment Manager has discretion to adjust the Fund’s asset allocation as needed, ensuring that the portfolio remains aligned with the Fund’s primary goals of generating income and preserving capital. The Fund may change its investment objectives, policies, strategies, and techniques at the discretion of the Board, without shareholder approval, unless otherwise required by law. Any material changes will be communicated to shareholders.
Key Characteristics of Private Credit.
Private credit refers to privately negotiated debt provided by a non-bank
lender to a borrower. Typically the debt takes the form of a loan and the borrower is a company, which strategy is generally referred to as “direct lending”, but other structures and types of borrowers are also prevalent in private credit more broadly. The Investment Manager believes that private credit is an asset class with a demonstrated track record of offering diversification from public markets, and premium returns with lower volatility compared with liquid fixed income strategies due to the premium income required by lenders to commit to illiquid assets, the structural protections that exist in the assets, and general lack of secondary trading activity.
A substantial portion of the Fund’s portfolio is allocated to direct lending strategies, where the direct loans are typically U.S. dollar-based senior secured loans to U.S. middle market companies. Direct loans are generally originated by lenders that work directly with borrowers, and, if the borrower is owned by a private equity firm (“PE sponsor”), with PE sponsors, rather than participating in a loan structured by an intermediary such as a bank.
Secured senior loans typically include contractual, floating rate interest payments (“coupons”) which are customarily paid quarterly and are priced as a basis points spread added to the Secured Overnight Funding Rate (“SOFR”), which is the median transaction-level cost of overnight borrowings of cash collateralized by Treasury securities. The loans typically have maturities of five to seven years though they may have shorter or longer maturities. Additionally, the loans generally have a first priority lien on all or most of the borrower’s tangible and intangible assets, positioning the loans as the senior claim in the borrower’s capital structure ahead of junior and subordinated debt and equity. The terms of the loan are specified in a governing document called a credit agreement which typically contains other provisions that include, without limitation, reporting requirements, representations and warranties, financial covenants, negative covenants, and various other conditions to borrowing.
Direct loans do not typically obtain public credit ratings from Nationally Recognized Statistical Rating Organizations (“NRSRO”) or disclose financial information publicly. Without ratings or publicly available information, direct loans are not typically traded and lenders generally expect to hold the loans until maturity or a refinancing. As such, direct loans customarily require higher interest payments for lenders than the coupons earned in syndicated loans, which are generally accepted to have a greater level of liquidity facilitated by ratings, public disclosures and intermediaries that act as “market makers” in the loans. The higher pricing of direct loans is intended to compensate investors for accepting the illiquidity of the loans, and does not necessarily reflect a higher risk profile; direct loans have historically exhibited default rates that are similar to the default rates of syndicated loans. Other characteristics that factor into the pricing of direct loans include, without limitation, borrower credit quality and size, whether a borrower is owned by a PE sponsor, and the industry in which the borrower operates. Other customary loan economics include an upfront fee, which may be structured as a fee or an OID to the purchase price of the loan, and is typically realized over time. The fee or OID provide additional yield enhancement to direct loans. The Fund’s private credit asset exposures are largely senior and generate contractual cash income to the Fund or underlying Investment Fund. The Fund may seek exposure to senior and junior debt that includes a PIK component for a portion of their interest. Such assets are expected to have a different risk profile from senior first lien and unitranche assets, and are not anticipated to constitute a significant portion of the Fund’s direct investment portfolio.
The Fund is focused primarily on obtaining exposure to private debt transactions for U.S. middle market companies (the “middle market”) which typically encompasses companies that generate between $10 million and $100 million of EBITDA, though private credit transactions for companies that generate less than $10 million and more than $100 million of EBITDA are also prevalent in the market. Over the past several years there has been an increase in the occurrence of private financings for companies with over $100 million of EBITDA, typically known as the large cap market. The middle market is unique in its size and contribution to U.S. GDP. U.S. middle market businesses represent one-third
of private sector GDP and employ approximately 48 million people. The middle market has been an attractive source of financing opportunities to private lenders for decades, with an increase in opportunities resulting from the expansion of bank regulations put in place post-global financial crisis, which caused bank lenders to reduce their lending activity. Such deals had historically been structured by bank intermediaries which would run a process to bring other participants into the financings via the syndicated loan market (“syndicated loans”). As private lenders have raised more capital and can hold larger positions in their portfolios, it is not uncommon for loans of over $1 billion to be provided by a small number of lenders, allowing large borrowers to benefit from the efficient execution of the private credit market. In seeking financing, larger companies assess the costs and benefits of accessing the syndicated loan and private credit markets, with higher coupons and tighter restrictions being the main negatives in the private credit markets and a fragmented group of borrowers with which they don’t have direct relationships being one of the main negatives of the typically lower-cost syndicated loan market. The Fund may invest directly in loans to larger borrowers on a case by case basis, and indirectly through Investment Funds.
The Fund intends to participate predominantly in direct investments that provide exposure to financings for companies that are owned by PE sponsors. There are several reasons for the Fund to focus on PE sponsor-backed companies for its direct loans, including (i) the scale of the opportunity, which vastly outpaces the number of transactions for non-sponsored companies; (ii) the contribution of new cash capital by PE sponsors in leveraged buyout transactions; (iii) the potential for PE sponsors to contribute additional capital for growth and other needs; and (iv) the additional strategic and other resources provided by PE sponsor owners to their portfolio companies. While the majority of the private credit assets in the Fund are anticipated to finance middle market companies owned by PE sponsors, the Fund may invest directly in private credit assets to non-sponsored
companies on a case by case basis or indirectly through Investment Funds.
Fund’s Target Investment Portfolio.
The Fund seeks to construct a highly diversified portfolio providing exposure to a wide range of private credit strategies and assets. In so doing, the Fund invests in the following assets:
1.
Direct Loans
: The Fund invests in direct loans by purchasing or co-investing in assets from or alongside originating investment managers or banks.
The Fund’s exposure to direct loans may include secured senior debt (including traditional first lien, unitranche and second lien debt), unsecured debt (including senior unsecured and subordinated debt) or preferred equity, which often includes a contractual dividend. First lien and unitranche loans are typically the most senior obligation in a borrower’s capital structure with a first claim on collateral and cash available for repayments, including from asset sales. Unitranche loans typically combine traditional first lien and junior debt in a single tranche that requires higher interest payments than traditional first lien debt reflecting the increased leverage of the combined facility. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the first out tranche is paid. Second lien loans are typically pari passu with first lien loans in priority but are subordinated in right of payment, though in some cases second lien loans may be lower priority than first lien debt.

2.
Investment Funds
: The Fund invests in the Investment Funds, which are companies or private investment funds (funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) and private and publicly-traded business development companies (“BDCs”) that invest in private credit assets. Private investment funds are not subject to all the same regulatory restrictions as funds registered under the Investment Company Act as they relate to certain terms such as the use of leverage and requirements to provide liquidity, for example. The Investment Manager believes that the Fund’s investments in private investment funds may provide additional opportunities to earn attractive risk-adjusted returns for the Fund.
The Fund typically invests directly in an Investment Fund by purchasing an interest in such Investment Fund. For example, the Fund may invest in the equity or debt of BDCs that primarily originate and manage middle market and specialty finance debt and equity investments. There may be situations, however, where an Investment Fund is not open or available for direct investment by the Fund. Such an instance may arise, for example, where the Fund’s proposed allocation does not meet an Investment Fund’s investment minimum. In these instances, the Investment Manager may determine that an indirect investment is the most effective or efficient means of gaining exposure to an Investment Fund. If so determined, the Fund may invest in the Investment Fund indirectly by purchasing a structured note or entering into a swap or other contract paying a return approximately equal to the total return of the Investment Fund. In each case, a counterparty would agree to pay to the Fund a return determined by the return of the Investment Fund, in return for consideration paid by the Fund equivalent to the cost of purchasing an ownership interest in the Investment Fund. Indirect investment through a swap or similar contract in an Investment Fund carries with it the credit risk associated with the counterparty. Indirect investments generally are subject to transaction and other fees, which reduce the value of the Fund’s investment. There can be no assurance that the Fund’s indirect investment in an Investment Fund will have the same or similar results as a direct investment in the Investment Fund, and the Fund’s value may decrease as a result of such indirect investment. When the Fund makes an indirect investment in an Investment Fund by investing in a structured note, swap, or other contract intended to pay a return equal to the total return of such Investment Fund, such investment by the Fund may be subject to additional regulations. Alternatively, the Fund may seek to purchase an interest in an Investment Fund through a secondary market transaction involving an existing investor in such Investment Fund, although these acquisitions typically require consent of the general partner (or its equivalent) of the Investment Fund.
3.
Secondaries:
The Fund may purchase private credit assets and Investment Funds through secondary transactions. Investment Funds purchased through secondary transactions are typically at a later stage in their lifecycle. Secondaries may also provide opportunities to buy private credit assets and Investment Funds at a discount.
4.
Securitizations
: The Fund may invest in the debt or equity of securitizations of private credit assets such as CLOs, or in asset-backed securities (“ABS”) across a variety of sectors within private credit strategies, when the Fund believes such investments will provide an opportunity to generate attractive risk-adjusted returns. Securitizations are typically private placements and are not registered with the SEC.
5.
Joint Ventures
: The Fund may enter into joint ventures. The objective of a joint venture is to generate current income and capital appreciation by investing primarily in the debt of privately-held middle market companies, broadly syndicated loans and/or structured product investments. A joint venture may also use investment leverage.
6.
Other Investments
: The Fund’s remaining assets will be invested mostly in other public and private credit investments, including (i) investments in notes or other pass-through obligations that represent the right to receive principal and interest payments on a direct loan (or fractional portions thereof), such as a participation in a single underlying loan; (ii) purchases of asset-backed securities representing ownership or participation in a pool of direct loans; (iii) investments in U.S. and non-U.S. securities of any credit rating, including unrated securities, as well as higher risk, below-investment grade debt securities (commonly referred to as “high yield”

securities or “junk bonds”), including securities representing ownership or participation in a pool of such securities; (iv) investments in syndicated loans, including securities representing ownership or participation in a pool of such loans; (v) investments in mezzanine debt (which is typically structurally subordinate to senior debt); (vi) investments in distressed securities and non-performing loans; and (vii) equity co-investments.
7.
Cash, Cash Equivalents and Liquid Investments
: The remainder of the Fund’s assets will be invested in liquid investment strategies that seek to generate better than cash yields. The Fund may invest in a variety of short-duration assets to manage its liquidity.
Subsidiaries.
The Fund may make investments through direct and indirect wholly owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient
manner to comply with applicable regulatory requirements or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments, as applicable. Such Subsidiaries may not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries.
The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. In determining which investments should be bought and sold for a Subsidiary, the Investment Manager will treat the assets of any Subsidiary as if the assets were held directly by the Fund. The financial statements of any Subsidiary would be consolidated with those of the Fund.
If the Fund uses one or more Subsidiaries to make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries will be wholly owned, the Fund and its Subsidiaries will have the same investment strategies and principal risk disclosures and will be subject to the same investment restrictions and limitations on a consolidated basis. In addition, any Subsidiaries will be consolidated subsidiaries of the Fund, and the Fund complies with the provisions of the Investment Company Act governing capital structure and leverage on an aggregate basis with the Subsidiaries so that the Fund will treat a Subsidiary’s debt as its own. The Subsidiaries will comply with the provisions relating to affiliated transactions and custody of the Investment Company Act. U.S. Bank, N.A. will serve as the custodian to the Subsidiaries. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
The Investment Manager believes the Fund’s investment strategy favors a modest amount of leverage consistent with the statutory limitations. The Fund may also use leverage by investing in reverse repurchase agreements and/or other derivative instruments with leverage embedded in them to the maximum extent permitted by the SEC and/or SEC staff rules, guidance or positions. Accordingly, the Fund utilizes and may continue to utilize leverage from borrowings, including through borrowings by one or more wholly owned subsidiaries, to enhance yield within the 300% asset coverage (up to 50% of the Fund’s net assets) requirements of an interval fund. Certain Fund investments may be held by these wholly owned subsidiaries. The Fund is authorized to borrow cash in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity.
Overview of Investment Process.
Investment Process for Direct Loans
The Fund’s investment process for direct loans is designed to identify and allocate capital to a diverse range of individual assets that align with the Fund’s investment objectives of income generation and capital preservation, while also providing increased diversification from assets sourced through the Investment Manager’s distinctive process. The Investment Manager is responsible for selecting and monitoring these investments, ensuring they are consistent with the overall portfolio construction and broader strategy of the Fund.
The Fund sources direct loans from an expansive network of debt advisors and originators. The Investment Manager has a network of relationships that includes private credit investment managers, including those that manage Investment Funds, private equity investment managers, banks, loan originators and other capital markets intermediaries. The Investment Manager may pursue opportunities identified by Raymond James businesses and affiliates, but in no event does the Fund have any rights with respect to such opportunities. Subject to applicable law, including the Investment Company Act, such opportunities or a portion thereof may be made available to other accounts, Raymond James, all or certain investors in the Fund, or such other persons or entities as determined by Raymond James in its sole discretion. The Fund will have no rights and will not receive any compensation related to such opportunities. For a further explanation of the allocation of opportunities and other conflicts and the risks related thereto, please see “
Potential Conflicts of Interest
”.
The Investment Manager believes its relationships with top tier debt originators from which it can source individual investments is an important element in building and maintaining a pipeline of direct loans the Investment Manager believes will benefit the Fund by, for example, increasing portfolio diversification. Using information received directly in conjunction with individual investment opportunities, the Investment Manager conducts rigorous due diligence which involves the evaluation of (i) origination source and counterparties; (ii) transaction rationale; (iii) sponsor track record; (iv) capital structure; (v) risk profile; (vi) historical and projected financial information; (vii) loss mitigation; (viii) industry dynamics; and (viii) legal documentation.
Externally Managed Investments
The Fund’s investment process for externally managed investments is designed to identify and allocate capital to a diverse range of third-party investment vehicles that align with the Fund’s objectives of income generation and capital preservation, while also providing valuable diversification and exposure to specialized strategies within private credit. The Investment Manager is responsible for selecting and monitoring these investments, ensuring they complement the Fund’s broader strategy.
The Investment Manager conducts rigorous due diligence when evaluating external managers and related investment vehicles. This due diligence process involves assessing the external manager’s platform capabilities, strategy execution, risk management framework, and historical performance. The Investment Manager seeks to partner with managers whose strategies offer attractive risk-adjusted returns and align with the Fund’s objectives.
The Investment Manager has additionally entered into a consulting agreement with Mercer Investments LLC, a Delaware limited liability company (“Mercer”), dated November 4, 2024 (the “Consulting Agreement”). Under the Consulting Agreement and as may be requested by the Investment Manager from time to time, Mercer provides consulting services to the Investment Manager, including, among other services, initial and ongoing due diligence with respect to investment managers and their Investment Funds, and by providing market data and insights with respect to such investment managers and their Investment Funds. Mercer does not, however, have any day-to-day portfolio management responsibilities or provide any investment opinions, advice or recommendations to the Investment Manager regarding the management of the Fund or its portfolio or the desirability of buying or selling any investments for the Fund. In return for its consulting services, the Investment Manager (and not the Fund) pays Mercer a fee. The Investment Manager may utilize the information and data received from Mercer as part of the Investment Manager’s investment process to evaluate potential third-party investment managers and Investment Funds as potential investments for the Fund’s investment program; however, the Investment Manager has full discretion over whether the Fund will invest in an Investment Fund.
Private Credit Secondaries Investment Process
The Fund may invest in direct loans and Investment Funds in secondary transactions. The Fund’s investment process for secondary investments is designed to identify and allocate capital to a diverse range of opportunities that align with the Fund’s investment objectives of income generation and capital preservation, while also accessing transactions that have the potential to impact returns, capital efficiency or other elements of Fund management or performance. Private credit secondary opportunities have expanded in conjunction with the growth of the private credit market over the last several years. Private credit secondaries are often manager-led,
and typically enable the Fund to invest in Investment Funds that are fully or more fully deployed than would be possible in a primary commitment, and in direct loans that may have a shorter weighted average life than newly originated transactions. Occasionally, there may be an opportunity to purchase the assets at a discount to book value.
The Investment Manager conducts rigorous due diligence of secondary investment opportunities which includes the evaluation of (i) manager or lender platform capabilities; (ii) seller rationale; (iii) historical performance; (iv) current and projected financial information; (v) risk profile and (vi) legal documentation.
Other Information Regarding Investment Strategy
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Investment Manager may determine that a large portion of the Fund’s assets should be invested in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, municipal bonds, bank accounts, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities and other high-quality debt instruments maturing in one year or less from the time of investment. In these and in other cases, the Fund may not achieve its investment objective. The Investment Manager may invest the Fund’s cash balances in any investments it deems appropriate.
The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) may vary from year to year. It is anticipated that the Fund’s annual overall portfolio turnover rate will ordinarily be between 20% and 30%. The portfolio turnover rate may vary from year to year and will not be a limiting factor when the Investment Manager deems portfolio changes appropriate. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Investment Manager investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. If securities are not held for the applicable holding periods, gain or loss from sales will be short-term capital gain or loss and dividends paid on them will not qualify for the advantageous federal tax rates.

Risk Factors [Table Text Block]
RISKS
Investing in the Fund’s Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in the Fund’s Shares specifically. For purposes of the risks summarized below, references to the risks associated with a “Fund’s” investments may also refer to such risks in respect of investments held by a “Subsidiary” or an “Investment Fund”, as the context requires. In addition to the other information contained in this prospectus, investors should consider carefully the following information before making an investment in the Fund’s Shares. The risks set forth below are not the only risks the Fund and the Investment Funds face. Such additional risks and uncertainties not presently known to the Fund or not presently deemed material by the Fund may also impair its operations and performance. If any of the following events occur, the Fund’s business, financial condition and results of operations, or those of the Investment Funds, could be materially and adversely affected. In such cases, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment. The NAV of, and dividends paid on, the Shares will fluctuate with and be affected by, among other things, the risks more fully described below.
General Risks of Investing in the Fund
Limited Operating History
. The Fund has not commenced operations and therefore has no operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Raymond James affiliated or managed vehicles and should not expect to achieve similar returns.
Non-Diversified
Status.
The Fund is a
non-diversified
fund. As defined in the Investment Company Act, a
non-diversified
fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Closed-End
Interval Fund; Illiquidity of Shares.
The Fund is structured as an “interval fund” and designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed-end
funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of a shareholder’s Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, shareholders may not be able to sell their Shares when and/or in the amount that they desire.
Investment and Market Risk.
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to rei nve
st dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Potential Conflicts of Interest Risk
. The Investment Manager and its affiliates face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders. The Investment Manager and its affiliates will receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays to the Investment Manager an incentive fee that is based on the performance of the Fund’s portfolio and an annual base management fee that is based on the value of the Fund’s average daily net assets. Because the incentive fee is based on the performance of the Fund’s portfolio, the Investment Manager may be incentivized to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Investment Manager to use leverage to increase the return on the Fund’s investments. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “
Potential Conflicts of Interest
” in this Prospectus.
Dependence on Key Personnel Risk.
The Fund’s future success depends, to a significant extent, on the continued services of the officers and employees of the Investment Manager or its affiliates. The loss of services of one or more members of the Investment Manager’s management team, could adversely affect the Fund’s financial condition, business and results of operations. The Investment Manager cannot guarantee that any of the members of the management team will remain affiliated with the Fund and/or the Investment Manager. Further, the Fund does not intend to separately maintain key person life insurance on any of these individuals.
Large Shareholder Risk.
To the extent a large proportion of Shares is held by a small number of shareholders (or a single common shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders may seek to sell Shares (including after expiration of any applicable
“lock-up
period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder.
See
“
Repurchase Offers Risk
”.
Incentive Fee Risk.
The investment management agreement between the Investment Manager and the Fund (the “Investment Management Agreement”) entitles the Investment Manager to receive incentive compensation on income only. The Fund may be required to pay the Investment Manager incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Any incentive fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible.
The Investment Manager is not under any obligation to reimburse the Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an incentive fee on income it never received. This could result in higher investment losses, particularly during economic downturns.
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the Investment Company Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to its shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is dete rmi
ned. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Distributions Risk
. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.
Valuation Risk.
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, the Board. There is generally no public market for interests in d ire
ct loans and Investment Funds and there is not a public market for securities of certain other private assets in which the Fund plans to invest. The Fund expects that many of its investments will not be publicly-traded or actively traded on a secondary market. The Fund will value these securities daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly mark. Between quarterly valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the Fund’s valuation process, the Fund will take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. The Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to materially differ from the value that the Fund may ultimately realize upon the sale of one or more of its investments. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund may realize amounts that are different from what was previously the value, and such differences could be material. See “
Net Asset Value
” for a further discussion of fair valuation methodologies for the direct loans, Investment Funds and other investments.
Valuation of the Investment Funds Risk.
The valuation of the Fund’s investments in Investment Funds is typically based on valuations provided by the Investment Fund’s manager or administrator on a quarterly basis. A significant portion of an Investment Fund’s assets may lack a readily available market price and, therefore, require fair valuation by the Investment Fund’s manager. In this context, the Investment Manager may encounter a conflict of interest when valuing these securities, as their value can impact the Investment Manager’s compensation or their capacity to raise additional funds. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Investment Fund manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Investment Fund managers, their compliance with internal policies or procedures for record-keeping and valuation, or the stability of their policies, procedures, and systems. Consequently, it is possible that an Investment Fund manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by an Investment Fund manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Investment Manager in its role as Valuation Designee (as defined below) may not identify valuation errors for a significant period of time, if at all.
Valuation Adjustments in the Investment Funds Risk.
The Fund calculates its NAV on a daily basis generally using the quarterly valuations provided by the Investment Fund managers. However, it is important to note that these valuations may not capture market changes or other events that take place after the end of the quarter. The Fund will adjust the valuation of its holdings in Investment Funds to account for such events, in accordance with its Valuation Procedures (as defined below). However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the Investment Fund managers may be subject to subsequent adjustments or revisions. Subsequent adjustments or revisions to the NAV of the Fund have an adverse impact on the Fund’s NAV and the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments on the floating rate debt instruments that the Fund may hold would generally decrease, resulting in less interest income to the Fund. In the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
A rise in the general level of interest rates generally can be expected to lead to higher interest rates applicable to the Fund’s debt investments. Accordingly, in general, an increase in interest rates would make it easier for the Fund to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Investment Manager with respect to pre-incentive
fee net investment income earned in a given quarter.
Risks of Investing in Private Credit Investments
Private Credit Risk.
Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized
impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “
Closed-End
Interval Fund Structure
.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The Fund’s portfolio companies may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “
Below Investment Grade Risk
.”
Direct Lending Risk.
The Fund may engage in direct lending, which practice involves certain risks. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union (“EU”) are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circum st
ances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Loans Risk.
The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund invests in may be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such col la
teral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Investment Manager, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Investment Manager has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.
Senior Secured Loans and Senior Secured Bonds Risk.
There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to interest rate and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should it be forced to enforce its remedies.
Loan Participations and Assignments Risk.
The Fund may invest in participations in loans or assignments of all or a portion of loans from third parties. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
Syndicated Loan Risk.

The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in synd icat
ed loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Junior and Subordinated Debt Risk.
The Fund may invest in debt instruments that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment
options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
The Fund may invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender
and participation agreement provisions.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“CMBS”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the unde rly
ing loans in the Fund.
Defaulted Debt Securities and Other Securities of Distressed Companies
Risk
.
The Fund may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. These securities may present a substantial risk of default, including the loss of the entire investment, or may be in default. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities.
In certain periods, there may be little or no liquidity in the markets for distressed securities meaning that the Fund may be unable to exit its position. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any investment opportunity involving any such type, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities, the value of which may be less than the purchase price paid by the Fund for the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including, but not limited to: (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable bankruptcy, insolvency or securities laws; and/or (iv) the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund invests, there is a potential risk of loss by the Fund of its entire investment in such companies.
Adjustments to Terms of Investments Risk
.
The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Investment Manager will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Investment Manager may, in accordance with its investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Investment Manager will make such determinations in accordance with its investment m ana
gement standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns.
Investment Funds Risks.
The Fund’s investments in Investment Funds that provide exposure to private credit assets are subject to a number of risks. Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Investment Funds in which the Fund invests may have only limited operating histories. Although the Investment Manager will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history, in most cases the Investment Manager will have little or no means of independently verifying this information. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Investment Funds and the illiquid nature of their investments, investors may see negative returns in the early stages of holding Investment Funds. Then as investments are able to realize liquidity events, such as a sale or maturity, positive returns will be realized if the Investment Fund’s investments are successful.
Investment Fund interests are ordinarily valued based upon valuations provided by the Investment Fund managers, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Fund managers. An Investment Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Investment Fund manager’s compensation. The Investment Manager will review and perform due diligence on the valuation procedures and monitor the returns provided by the Investment Funds. However, neither the Investment Manager nor the Board can confirm the accuracy of valuations provided by Investment Fund managers. Unreliable valuations provided by Investment Funds could materially adversely affect the value of the Fund’s Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Investment Funds. Such fees and performance-based compensation are in addition to any investment advisory fee the Investment Fund charges. In addition, performance-based fees charged by Investment Fund managers may create incentives for the Investment Fund managers to make risky investments, and may be payable by the Fund to an Investment Fund manager based on an Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder in the Fund may be subject to higher operating expenses than if the shareholder invested in the Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Investment Manager and other expenses payable directly by the Fund from amounts distributed to the Fund by the Investment Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Investment Funds. Fees and expenses of the Fund and the Investment Funds will generally be paid regardless of whether the Fund or Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Investment Funds, although access to many Investment Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Investment Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Investment Funds. The Investment Manager also may refrain from including an Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the Investment Company Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an

Investment Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Investment Funds than other clients of the Investment Manager.
If the Fund fails to satisfy any capital call by an Investment Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of an Investment Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of an Investment Fund’s limited partners or members, under certain circumstances, to terminate the Investment Fund prior to the end of its stated term. Early termination of an Investment Fund in which the Fund is invested may result in the Investment Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in an Investment Fund, shareholders will not themselves be equity holders of that Investment Fund and will not be entitled to enforce any rights directly against the Investment Fund or the Investment Fund manager or assert claims directly against any Investment Funds, the Investment Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Investment Funds that may be available to the Fund as an investor in the Investment Funds. In addition, Investment Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Investment Funds, will not have the benefit of the protections afforded by Investment Company Act. Investment Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Investment Funds managed by such Investment Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Undrawn commitments to Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Investment Fund’s drawdowns. During this period, investments made early in an Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Investment Manager as to when it can expect to no longer need to fund capital calls for a particular Investment Fund. Accordingly, the Investment Manager may make investments and commitments based, in part, on anticipated future capital calls and distributions from Investment Funds. This may result in the Fund making commitments to Investment Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Investment Manager’s judgment, to satisfy capital calls from Investment Funds.
Investment Funds Fee Risk.
Each third-party investment manager to which the Investment Manager allocates assets generally will charge the Fund, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation (either fees or in the form of profit “allocations”). The asset-based fees of the investment managers are generally expected to range from 1% to 3% annually of the net assets under their management. The performance compensation to the investment managers is generally expected to range from 10% to 25% of net profits annually, which can exceed the levels permitted for funds registered under the Investment Company Act. The receipt of performance compensation by an investment manager may create an incentive for an Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of such incentive. In addition, because performance compensation will generally be calculated on a basis that includes unrealized appreciation of an Investment Fund’s assets, such compensation may be greater than if it were based solely on realized gains. Investment managers may receive compensation for positive performance of an Investment Fund even if the Investment Fund’s overall returns are negative.
An investment manager to an Investment Fund will receive any performance compensation to which it is entitled, irrespective of the performance of the other Investment Funds and the Fund generally. Thus, an investment manager with positive performance may receive performance compensation from the Fund, as an investor in an underlying Investment Fund, and indirectly from the Fund’s investors, even if the Fund’s overall returns are negative. Investment decisions for the Investment Funds are made by the investment managers independently of each other and may conflict with each other. Consequently, at any particular time, one Investment Fund may be purchasing interests in an issuer that at the same time are being sold by another Investment Fund. Investing by Investment Funds in this manner could cause the Fund to indirectly incur certain transaction costs without accomplishing any net investment result.
Investment Funds’ Underlying Investments Risk.
The investments made by the Investment Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. The Investment Funds in which the Fund expects to invest generally will hold private credit assets, and accordingly, the Investment Funds will be subject to the risks associated with private credit strategies, direct lending, and holding fixed income instruments described herein. Unless and until those investments are refinanced, sold or mature, they will remain illiquid. As a general matter, companies in which the Investment Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
An Investment Fund may focus on a particular industry or sector, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, an Investment Fund manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Investment Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Investment Fund may invest. The success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
Competition Risk.
The Fund competes for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds and other investors might be reasonable investment alternatives to the Fund and may be less costly or complex with fewer and/or different risks than the Fund has. Some of the Fund’s competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, such as the U.S. government. As a result of these new competitors entering the financing markets in which the Fund operates, competition for investment opportunities in U.S. private companies may intensify. The Fund may lose investment opportunities if it does not match its competitors’ pricing, terms or structure. If the Fund is forced to match its competitors’ pricing, terms or structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company.
Privately-held Companies and the Lack of Available Information About These Companies
Risk
.
The Fund expects to invest a substantial portion of its assets in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investments and, in turn, on the Fund. Third, the investments themselves tend to be less liquid. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of the Fund’s target portfolio companies may affect the Fund’s investment returns. Fourth, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns. Fifth, these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Sixth, limited public information generally exists about private companies. Seventh, these companies may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Investment Manager to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Investment Manager typically assesses an investment in a portfolio company based on the Investment Manager’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Investment Manager to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and it may lose money on its investments.
Business Development Companies Risk.
 The Fund may invest in private BDCs and publicly-traded BDCs. A BDC is a type of closed-end investment company regulated under the Investment Company Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Publicly traded BDCs may trade at a discount to their NAV because they invest in unlisted securities and have a limited access to capital markets. Private BDCs are illiquid investments, and the BDC may not engage in periodic repurchases of shares. There is no guarantee the Fund will be able to liquidate or sell its private BDC investments.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.
Limited Partnership Interests Risk.
Private credit funds, often organized as limited partnerships, are the most common vehicles for making private credit investments. When making investments through secondary transactions in such Investment Funds, the Fund will typically agree to purchase an investor’s existing limited partnership interest in an Investment Fund, typically at a discount to NAV, and take on existing obligations to fund future capital calls. Due to the illiquidity of the market for limited partnership interests and/or other types of interests or positions in Investment Funds, an investor can sometimes purchase a secondary investment at a discount to an Investment Fund’s NAV. Securities issued by private partnerships tend to be more illiquid, and highly speculative. Limited partnership and/or other interests or positions in Investment Funds have not been and will not be registered under the 1933 Act or any other securities laws in any jurisdiction.
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Issuer and Spread Risk.
The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Credit Risk.
Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Investment Manager believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Investment Manager and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The

Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the likelihood of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Investment Manager will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Investment Manager expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial add ition
al capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Call Risk.
There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Prepayment Risk
. The Fund is subject to the risk that the investments it makes in its portfolio companies may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk.
The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Investment

Manager may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market con ditio
ns and any other factors that the Investment Manager deems relevant. There can be no assurance that the Investment Manager’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
Other Investment Risks
Leverage Risk.
The Fund (or a Subsidiary) may borrow money in connection with its investment activities, to satisfy repurchase requests from shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund (or a Subsidiary) may borrow money through a credit facility or other arrangements to fund investments up to the limits prescribed by the Investment Company Act. The Fund may also borrow money to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other investments or additional sales of Shares).
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the Fund’s returns.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the registered investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including such indebtedness). The Investment Company Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to the Investment Company Act’s asset coverage requirement.
Bank Loans Risk.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
Below Investment Grade Risk
. The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade (rated Ba/BB or below, or judged to be of comparable quality by the Investment Manager) if they were rated. Below investment grade securities, which are often referred to as “high yield” or “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. They may also be difficult to value and illiquid. The major risks of below investment grade securities include: (i) below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities; (ii) prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities; (iii) issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing; (iv) below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems below investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income; (v) below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price; (vi) the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, a low rate environment may result in traditional investment grade oriented investors being forced to accept more risk in order to maintain income. In a rising rate environment, buyers of lower grade securities may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Investment Manager also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Investment Manager’s credit analysis than would be the case when the Fund invests in rated securities.
For securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Investment Manager), the risks associated with below investment grade instruments are more pronounced. The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
Loan Interests Risk.
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy repurchases, the

Fund may have to sell other investments or borrow money to meet its obligations. A significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation. Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
Derivatives Risk
. Among other things, Rule
18f-4
under the Investment Company Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule
18f-4
also limits a fund’s derivatives exposure through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule
18f-4),
such as the Fund, however, are not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide capital to an Investment Fund, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule
18f-4
may limit its ability to use derivatives and/or enter into certain other financial contracts. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Hedging Risks.
The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter
markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to pay distributions to the Fund’s shareholders. The Dodd-Frank Wall Street Reform and Consumer Protection Act could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Cash, Money Market Instruments and Other Short-Term Investments Risks.
The Fund will, at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies, which may hurt the Fund’s performance. The Fund may also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities to meet anticipated repurchases of its Shares. These positions may also subject the Fund to additional risks and costs.
The Fund’s private credit investments typically will include an unfunded portion where the Fund commits to invest cash in an Investment Fund. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest cash in Investment Funds that acquire private credit investments as they come due.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of
non-U.S.
instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
instruments. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
instruments may trade on days when Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.
Spread Widening Risks.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.
Undervalued Investments Risk.
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or indirectly) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Investment Manager. In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Investments in Securities or Assets of Publicly-Traded Companies Risk.
The Fund may invest a portion of its portfolio in publicly-traded assets. It is not expected that the Fund will be able to negotiate additional financial covenants or other contractual rights, which the Fund might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, the Fund will be subject to U.S. federal and state securities laws, as well as
non-U.S.
securities laws, that may, among other things, restrict or prohibit its ability to make or sell an investment. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect the Fund’s investment results. In addition, an investment may be sold by the Fund to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up
periods.
Credit Facility Provisions Risk.
A credit facility may be backed by all or a portion of the Fund’s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of the Fund’s assets under the terms of any debt instrument the Fund enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of the Fund’s assets securing such debt, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on its ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.
Nature of Mezzanine Debt Securities
Risk
.
Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had prev iou
sly operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.
Equity Investments Risk.
The Fund may make select equity investments. In addition, in connection with the Fund’s debt investments, the Fund on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.
Structured Products Risk.
The Fund may invest its assets in structured products, including the rated debt tranches of CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Counterparty Risk
. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Investment Manager evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation.
See
“
Derivatives Risk.
”
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.
The Fund may invest in CLO debt and equity tranches and warehouse investments directly or indirectly through an investment in U.S. and/or European vehicles (“Risk Retention Vehicles”) established for the purpose of satisfying U.S. and/or EU regulations applicable to such investments, including regulations that require the retention of credit risk associated with certain CLOs and other investments. Risk Retention Vehicles will be structured to satisfy such retention requirements by purchasing and retaining the percentage of CLO notes prescribed under applicable retention requirements (the “Retention Notes”) or as otherwise may be required under applicable laws and regulations. For the avoidance of doubt, the term Risk Retention Vehicles does not include vehicles that are deemed to be controlled by the Investment Manager or its affiliates but does include Risk Retention Vehicles the Fund controls.
Indirect investments in CLO equity securities (and in some instances more senior CLO securities) and warehouse investments through entities that have been established to satisfy the U.S. and/or the EU retention requirements may allow for better economics for the Fund (including through fee rebate arrangements). For example, these types of investments may, create stronger negotiating positions with CLO managers and underwriting banks who are incentivized to issue CLOs and who require the participation of a Risk Retention Vehicle to enable the CLO securities to be issued. However, Retention Notes differ from other securities of the same ranking since the retention requirements prescribe that such Retention Notes must be held by the relevant risk retainer for a specified period. U.S. retention requirements prescribe the holding period to be the longer of
(x) the period until the CLO has paid down its securities to 33% of their original principal amount, (y) the period until the CLO has sold down its assets to 33% of their original principal amount and (z) two years after the closing of the CLO. On the other hand, the EU retention requirements prescribe the holding period to be the lifetime of the CLO. In addition, Retention Notes are subject to other restrictions not imposed on other securities of the same ranking; for example, Retention Notes may not be subject to credit risk mitigation. A breach of the retention requirements may result in the imposition of regulatory sanctions or, in the case of the EU retention requirements, in claims being brought against the retaining party.
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price co ntr
ols, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
Portfolio Company Debt Rankings Risk.
The portfolio companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
No Control of Portfolio Companies Risk.
The Fund does not expect to control the portfolio companies in which it invests. The Fund does not expect to have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which it invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded
companies, the Fund may not be able to dispose of its interests in portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.
Second Priority Liens Risk.
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.
The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral,

53
if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund is so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to cont rol
the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Covenant Breaches or Defaults Risk.
A portfolio company’s
failure to satisfy financial or operating covenants imposed by the Fund or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
Highly Leveraged Portfolio Companies Risk.
Some of the portfolio companies in which the Fund invests may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Concentrated Portfolio Companies in Certain Industries Risk.
The Fund’s
portfolio may be concentrated in a limited number of industries, provided that the Fund will not concentrate more than 25% of its total assets in issuers that are part of the same industry or group of industries. A downturn in any industry in which the Fund is invested could significantly impact the aggregate returns the Fund realizes.
If an industry in which the Fund has significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of the Fund’s investment portfolio could be affected adversely, which, in turn, could adversely affect the Fund’s financial position and results of operations.
Return of Capital Risk
. The Fund may fund its cash distributions to shareholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to the Fund on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Investment Manager, if any. The Fund’s ability to pay distributions, if any, might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. All distributions are and will be paid at the discretion of the Board and will depend on the Fund’s earnings, the Fund’s financial condition, maintenance of the Fund’s RIC status and such other factors as the Board may deem relevant from time to time. The Fund cannot assure shareholders that it will continue to pay distributions to its shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from borrowings or sources other than net investment income in anticipation of future cash flow, which may constitute a return of shareholders’ capital. A return of capital is not paid from tax earnings or profits and will have the effect of reducing the tax basis of a shareholder’s Shares, such that when a shareholder sells its Shares the sale may be subject to tax, even if the Shares are sold for less than the original purchase price. To the extent that any portion of our distributions is considered a return of capital, (i) such distributions should not be considered the dividend yield or total return of an investment in the Shares, (ii) shareholders who receive the payment of a distribution consisting of a return of capital should no
t ass
ume that the source of a distribution from the Fund is a net profit.
Zero Coupon, Original Issue Discount and
Payment-In-Kind
Instruments Risk.
To the extent that the Fund invests in original issue discount or payment-in-kind
(“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of the Fund’s income, it will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following: (i) the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral; (iii) an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Investment Manager’s future base management fees which, thus, increases the Investment Manager’s future income incentive fees at a compounding rate; (iv) market prices of PIK instruments and other zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities; (v) the deferral of PIK interest on an instrument increases the loan-to-value
ratio, which is a measure of the riskiness of a loan, with respect to such instrument; (vi) even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan; (vii) for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the Investment Company Act does not require that investors be given notice of this fact; (viii) the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain the Fund’s tax treatment as a RIC; and (ix) original issue discount may create a risk of non-refundable
cash payments to the Investment Manager based on
non-cash
accruals that may never be realized.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.
Joint Ventures Risk.
From time to time, the Fund may hold a portion of its investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. The Fund’s ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners. In addition, the Fund may, in certain cases, be liable for actions of the Fund’s joint venture partners. The joint ventures in which the Fund participates may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce the Fund’s return on equity. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the Investment Company Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact the Fund’s ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the Investment Company Act, which have an effect on the Fund’s operations and inv est
ment activities. See “
Leverage Risk
.”
Investing Alongside Other Third Parties Risk.
The Fund may invest alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating the Fund’s total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the Investment Company Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.
High Yield Debt Risk
. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated
securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.
Failure to Maintain RIC Tax Treatment Risk.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments in Investment Funds, portfolio companies or other vehicles that are treated as partnerships or other p as
s-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but it may be subject to a penalty tax in connection with its use of those savings provisions.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it may fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions, and distributions to the shareholders generally would be treated as corporate dividends.
See
“
Tax Matters – Taxation as a Regulated Investment Company.
”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments (such as in Investment Funds). If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests, which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in certain investments (such as in Investment Funds) located outside the United States. Such investments may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign c orpora
tions” or “passive foreign investment companies.”
The may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.
See
“
Tax Matters – Taxation as a Regulated Investment Company
.”
Recognizing Income Before or Without Receiving Cash Risk.
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock or income from investments in Investment Funds, portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund intends to elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.
Special Tax Issues
Risk
.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Withholding Applicable to Investment Funds Risk.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the

Investment Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a fund that invests in Investment Funds, the Fund may have a withh ol
ding obligation with respect to interests the Fund purchases in Investment Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Investment Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Investment Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Raymond James’ Public Company Status Risk.
As a consequence of Raymond James’ status as a public company, the Fund’s officers and trustees, and the employees of the Investment Manager may take into account certain considerations and other factors in connection with the management of the business and affairs of the Fund and its affiliates that would not necessarily be taken into account if Raymond James were not a public company.
Raymond James’ Bank Holding Company Status Risk.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. Raymond James is a bank holding company (“BHC”) under the Bank Holding Company Act (“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, Raymond James is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates remain subject to certain restrictions imposed by the BHCA and related regulations. Raymond James may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, Raymond James owns more than a certain percentage of the Fund’s outstanding shares or a certain number of Raymond James employees serve on the Fund’s board, and it is expected that Raymond James will be deemed to control the Fund for a certain period of time and therefore, these restrictions will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Investment Manager, Raymond James and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to Raymond James and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Investment Manager’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by Raymond James and its affiliates (including the Investment Manager) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, Raymond James may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Investment Manager’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, Raymond James may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to Raymond James and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
Raymond James may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Investment Manager in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, Raymond James, the Fund or additional investment vehicles, funds and accounts currently managed by the Investment Manager using overlapping, similar and potentially identical strategies to the Fund.

Raymond James may seek to accomplish this result by causing the Investment Manager to resign as the Fund’s Investment Manager, voting for changes to the Board, causing Raymond James personnel to resign from the Board, reducing the amount of Raymond James’s investment in the Fund (if any), revoking the Fund’s right to use the Raymond James name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement Investment Manager appointed by the Fund may be un affiliate
d with Raymond James.
Price Declines in the U.S. Corporate Debt Market Risk.
Conditions in the U.S. corporate debt market may deteriorate, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the corporate debt market, the Fund’s NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of the Fund’s investments, which could have a material adverse impact on the Fund’s business, financial condition and results of operations.
Force Majeure Risk.
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.
Cyber-Security Risk and Identity Theft Risk.
The Fund’s operations are highly dependent on the Investment Manager’s and/or the Fund’s service providers’ information systems and technology and the Fund relies heavily on the Investment Manager’s and/or the Fund’s service providers’ financial, accounting, treasury, communications and other data processing systems. These systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the systems face ongoing cybersecurity threats and attacks. Attacks on the systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists, ransomware and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees.
There has been an increase in the frequency and sophistication of the cyber and security threats faced, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Investment Manager or the Fund’s service providers because, as financial institutions, the Investment Manager or the Fund’s service providers hold a significant amount of confidential and sensitive information about investors, portfolio companies or obligors (as applicable) and potential investments. As a result, there is a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures taken to ensure the integrity of the systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, the Investment Manager or the Fund’s service providers could suffer financial loss, a disruption of its businesses, liability to their investment funds and fund investors, including the Fund and common shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.

In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, information systems and technology. In addition, the Investment Manager has become increasingly reliant on third party service providers for certain aspects of its business, including for the administration of certain funds, as well as for certain information systems and technology, including cloud-based services. These third party service providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.
Cybersecurity has become a top priority for regulators around the world. The SEC recently adopted amendments to its rules that related to cybersecurity risk management, strategy and governance, and incident reporting for entities that are subject to reporting requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Many jurisdictions have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect on January 1, 2020 and was amended by the California Privacy Rights Act, which became effective on January 1, 2023. Virginia, Colorado, Utah and Connecticut recently enacted similar data privacy legislation that went into effect in 2023, and Connecticut, Indiana, Montana, Oregon, Tennessee, and Texas have enacted laws that will go into effect at varying times through 2026. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.
Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund, the Investment Manager, the Fund’s service providers, their employees’ or the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in its, its employees’, the Fund’s investors’, the Fund’s counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if the Investment Manager or the Fund’s service providers fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the Investment Manager’s security measures.
Obligors of the Fund also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. The Fund may invest in strategic assets having a national or regional profile or in infrastructure, the nature of which could expose it to a greater risk of being subject to a terrorist attack or security breach than other assets or businesses. Such an event may have material adverse consequences on the Fund’s investment or assets of the same type or may require obligors of the Fund to increase preventative security measures or expand insurance coverage.
Finally, the Investment Manager’s, the Fund’s service providers’ and the Fund’s technology, data and intellectual property and the technology, data and intellectual property of the portfolio companies or obligors (as applicable) are also subject to a heightened risk of theft or compromise to the extent the Investment Manager and the portfolio companies or obligors (as applicable) engage in operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how
and customer information and records. In addition, the Investment Manager and the Fund and portfolio companies or obligors (as applicable) may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on the Investment Manager and the Fund and portfolio companies or obligors (as applicable).
Technological or Other Innovations and Industry Disruptions Risk.
Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy. Any of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, the Fund could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
General Economic Conditions Risk
. The Fund and the portfolio companies in which it invests are susceptible to the effects of economic slowdowns or recessions. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the EU, instability in the Chinese capital markets and the
COVID-19
pandemic. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. Additionally, certain of the portfolio companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s financial performance and the value of the Fund’s Shares. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events may limit the Fund’s investment originations, and limit its ability to grow and could have a material negative impact on the Fund’s operating results, financial condition, results of operations and cash flows and the fair values of the Fund’s debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Shares. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in its revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund on favorable terms or at all. These events could prevent the Fund from increasing investments and harm its operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and/or its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund or such portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with the Fund, which in turn may result in fewer co-investment
opportunities being made available to the Fund or impact its ability to provide additional follow-on
support to portfolio companies in which the Fund invests. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank ag re
eing to provide financing.
Market Disruption and Geopolitical Risk.
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Lack of Transparency in Certain Markets Risk.
Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain
non-U.S.
markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the client and/or the Investment Manager with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, its investments may be adversely affected. While the Investment Manager intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Investment Manager does not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse devel opm
ents with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Mid-
and Small-Capitalization Company Risk.
Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. A s a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Investing in middle and small capitalization securities requires a longer term view.
Securities of Smaller and Emerging Growth Companies Risk
.
Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The Investment Manager believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Investment Manager’s judgment, such disposition is not desirable.
The process of selection and continuous supervision by the Investment Manager does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The Investment Manager believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but the Investment Manager believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.
Changes in Laws or Regulations Risk.
The Fund, the portfolio companies in which the Fund invests, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect.
Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Investment Manager to other types of investments in which the Investment Manager may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s financial condition and results of operations and the value of a shareholder’s investment.
Trade Negotiations and Government Actions Risk.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. It is impossible to predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies in which the Fund invests and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the portfolio companies in which the Fund invests and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Financial Regulatory Changes in the U.S. Risk.
The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. The Fund may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. The Fund also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Further, new regulations or interpretations of existing laws may result in enhanced disclosure obligations, including with respect to climate change or environmental, social and governance factors, which could negatively affect the Fund and materially increase the Fund’s regulatory burden. Increased regulations generally increase the Fund’s costs, and the Fund could continue to experience higher costs if new laws require the Fund to spend more time or buy new technology to comply effectively.

Any changes in the regulatory framework applicable to the Fund’s business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of the Fund’s funds, require the attention of the Fund’s senior management, affect the manner in which the Fund conducts its business and adversely affect the Fund’s profitability. The full extent of the impact on the Fund of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight Risk
. The Fund’s business and the businesses of the Investment Manager, the Distributor and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which the Fund and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
The Fund, the Investment Manager, the Distributor and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of the Fund’s business, the Investment Manager, the Distributor, the Fund’s investments or other investments the Investment Manager or its affiliates make on behalf of their clients, potential conflicts of interest between the Fund and the Investment Manager, Distributor or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on the Fund’s financial results, including as a result of the imposition of a sanction, a limitation on Raymond James’ or the Fund’s personnel’s activities, or changing the Fund’s historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm the Fund’s or Raymond James’ reputation and have an adverse effect on the Fund’s future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by the Fund in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of the Fund’s management, may cause negative publicity that adversely affects investor sentiment, and may place the Fund at a competitive disadvantage, including to the extent that the Fund, the Investment Manager, the Distributor or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, if previously enacted laws are amended or if new legislative or regulatory reforms are adopted, this could have further impacts on the Fund’s industry. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on the Fund’s current or future investments, require the attention of senior management or result in other limitations on the Fund’s business or investments. The Fund is unable to predict at this time the likelihood or effect of any such changes or reforms.

Effects of Leverage [Text Block]
LEVERAGE
The Fund may utilize leverage. The Fund (or a Subsidiary) may borrow money through different types, or a combination, of credit instruments including, without limitation, credit facilities, notes and others based on the Fund’s assessment of investment environment, market conditions, pricing, terms and availability. The Fund may also use leverage by investing in reverse repurchase agreements and/or other derivative instruments with leverage embedded in them to the maximum extent permitted by the SEC and/or SEC staff rules, guidance or positions. While the use of leverage may increase the profits of the Fund, it may also increase the risk of loss. The Fund will limit its borrowings in compliance with the Investment Company Act, which requires that a registered investment company must comply with an asset coverage requirement of 300% of its borrowings, including amounts borrowed (including through one or more subsidiaries of the Fund), measured at the time the registered investment company incurs the indebtedness. As such, at any given time the value of the Fund’s total indebtedness may not exceed 33 1/3% of the value of its total assets (including such indebtedness).
The amount and cost of leverage, which is often priced on a floating rate basis, may vary frequently and may increase the Fund’s volatility. Changes in NAV can be amplified with the use of leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Shares of Beneficial Interest
The Fund is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of December 5, 2024, as amended by that certain Certificate of Amendment to the Certificate of Trust, dated as of December 31, 2024, and the Declaration of Trust. The Fund is authorized to issue an unlimited number of Shares. The Declaration of Trust provides that the Trustees may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board may from time to time, without a vote of the common shareholders, divide, combine or, prior to the issuance of Shares, reclassify the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares.
The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “
Summary of Fund Fees and Expenses
.” The details of each class of Shares are set forth in “
Plan of Distribution
.”
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
The following table shows the amounts of Shares that have been authorized and outstanding as of October 2, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.01 per share	Unlimited	None	0
Class S Shares	Unlimited	None	0
Class I Shares	Unlimited	None	10,000
Common Shares
Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed.
Distributions may be made to the holders of the Fund’s Class S Shares and Class I Shares at the same time and in different per Share amounts on such Class S Shares and Class I Shares if, as and when authorized and declared by the Board. The

Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. Although an investment in any class of Shares represents an investment in the same assets of the Fund, the purchase restrictions and ongoing fees and expenses for each share class are different, resulting in different NAVs and distributions for each class of Shares. See “
Plan of Distribution
.”
If and whenever Preferred Shares are outstanding, the holders of Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See “-
Preferred Shares
” below. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.
Unlike
open-end
funds, the Fund does not provide daily redemptions, and unlike traditional closed-end
funds, the Shares are not listed on any securities exchange. The Fund is designed for long-term investors and an investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. Investors should not purchase the Shares if they intend to sell them soon after purchase. An investment in the Shares is not suitable for investors who need access to the money they invest. See “
Periodic Repurchase Offers and Transfers of Shares
.”
Preferred Shares
The Declaration of Trust provides that the Board may authorize and issue Preferred Shares, with rights as determined by the Board, by action of the Board without the approval of the holders of Shares. Holders of Shares have no preemptive right to purchase any Preferred Shares that might be issued.
Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. If the Fund issues Preferred Shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Investment Manager from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
Although the terms of any Preferred Shares that the Fund might issue in the future, including dividend rate, liquidation preference and repurchase provisions, will be determined by the Board, subject to applicable law and the Declaration of Trust, it is likely that any such Preferred Shares issued would be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through a fixed spread or remarketing procedure, subject to a maximum rate which would increase over time in the event of an extended period of unsuccessful remarketing. The Fund also believes that it is likely that the liquidation preference, voting rights and repurchase provisions of any such Preferred Shares would be similar to those stated below.
Liquidation Preference
. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

Voting Rights
. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “
Delaware Law and Certain Provisions in the Declaration of Trust
” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.
The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.
Repurchase, Purchase and Sale of Preferred Shares by the Fund
. The terms of any Preferred Shares are expected to provide that (1) they are repurchasable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any repurchase or purchase of Preferred Shares by the Fund would reduce the leverage applicable to the Shares, while any resale of the Shares by the Fund would increase that leverage.
Liquidity Feature
. Preferred shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Fund will pay a fee to the provider of this liquidity feature, which would be borne by common shareholders of the Fund. The terms of such liquidity feature may require the Fund to repurchase Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Fund.
The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Declaration of Trust. The Board, without the approval of the holders of Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of October 2, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.01 per share	Unlimited	None	0
Class S Shares	Unlimited	None	0
Class I Shares	Unlimited	None	10,000

General Risks Of Investing In The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
Limited Operating History
. The Fund has not commenced operations and therefore has no operating history upon which potential investors may evaluate past or future performance. Investors should draw no conclusions from the performance of any other Raymond James affiliated or managed vehicles and should not expect to achieve similar returns.
Non-Diversified
Status.
The Fund is a
non-diversified
fund. As defined in the Investment Company Act, a
non-diversified
fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Closed-End
Interval Fund; Illiquidity of Shares.
The Fund is structured as an “interval fund” and designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed-end
fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end
funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed-end
funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of a shareholder’s Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, shareholders may not be able to sell their Shares when and/or in the amount that they desire.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk.
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to rei nve
st dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
. The Investment Manager and its affiliates face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the Fund’s shareholders. The Investment Manager and its affiliates will receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays to the Investment Manager an incentive fee that is based on the performance of the Fund’s portfolio and an annual base management fee that is based on the value of the Fund’s average daily net assets. Because the incentive fee is based on the performance of the Fund’s portfolio, the Investment Manager may be incentivized to make investments on the Fund’s behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Investment Manager to use leverage to increase the return on the Fund’s investments. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “
Potential Conflicts of Interest
” in this Prospectus.

Dependence on Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Personnel Risk.
The Fund’s future success depends, to a significant extent, on the continued services of the officers and employees of the Investment Manager or its affiliates. The loss of services of one or more members of the Investment Manager’s management team, could adversely affect the Fund’s financial condition, business and results of operations. The Investment Manager cannot guarantee that any of the members of the management team will remain affiliated with the Fund and/or the Investment Manager. Further, the Fund does not intend to separately maintain key person life insurance on any of these individuals.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk.
To the extent a large proportion of Shares is held by a small number of shareholders (or a single common shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders may seek to sell Shares (including after expiration of any applicable
“lock-up
period”) in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single common shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder.
See
“
Repurchase Offers Risk
”.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk.
The investment management agreement between the Investment Manager and the Fund (the “Investment Management Agreement”) entitles the Investment Manager to receive incentive compensation on income only. The Fund may be required to pay the Investment Manager incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. The incentive fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Any incentive fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible.
The Investment Manager is not under any obligation to reimburse the Fund for any part of the incentive fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an incentive fee on income it never received. This could result in higher investment losses, particularly during economic downturns.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk.
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the Investment Company Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to its shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect common shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is dete rmi
ned. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk
. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, the Board. There is generally no public market for interests in d ire
ct loans and Investment Funds and there is not a public market for securities of certain other private assets in which the Fund plans to invest. The Fund expects that many of its investments will not be publicly-traded or actively traded on a secondary market. The Fund will value these securities daily at fair value as determined in good faith as required by the Investment Company Act, but generally based on the most recent quarterly mark. Between quarterly valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis will be more limited than the quarterly process.
As part of the Fund’s valuation process, the Fund will take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. The Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to materially differ from the value that the Fund may ultimately realize upon the sale of one or more of its investments. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund may realize amounts that are different from what was previously the value, and such differences could be material. See “
Net Asset Value
” for a further discussion of fair valuation methodologies for the direct loans, Investment Funds and other investments.

Valuation of the Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of the Investment Funds Risk.
The valuation of the Fund’s investments in Investment Funds is typically based on valuations provided by the Investment Fund’s manager or administrator on a quarterly basis. A significant portion of an Investment Fund’s assets may lack a readily available market price and, therefore, require fair valuation by the Investment Fund’s manager. In this context, the Investment Manager may encounter a conflict of interest when valuing these securities, as their value can impact the Investment Manager’s compensation or their capacity to raise additional funds. There are no guarantees or assurances regarding the valuation methodology employed or the adequacy of systems utilized by any Investment Fund manager. Additionally, there is no assurance regarding the accuracy of valuations provided by the Investment Fund managers, their compliance with internal policies or procedures for record-keeping and valuation, or the stability of their policies, procedures, and systems. Consequently, it is possible that an Investment Fund manager’s valuation of securities may not align with the ultimate realized amount upon the disposition of such securities. The information provided by an Investment Fund manager may be subject to inaccuracy due to fraudulent activity, misvaluation, or inadvertent errors. It is important to note that the Investment Manager in its role as Valuation Designee (as defined below) may not identify valuation errors for a significant period of time, if at all.

Valuation Adjustments in the Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Adjustments in the Investment Funds Risk.
The Fund calculates its NAV on a daily basis generally using the quarterly valuations provided by the Investment Fund managers. However, it is important to note that these valuations may not capture market changes or other events that take place after the end of the quarter. The Fund will adjust the valuation of its holdings in Investment Funds to account for such events, in accordance with its Valuation Procedures (as defined below). However, it is important to note that there is no guarantee that the Fund will accurately determine the fair value of these investments. Furthermore, it is possible that the valuations reported by the Investment Fund managers may be subject to subsequent adjustments or revisions. Subsequent adjustments or revisions to the NAV of the Fund have an adverse impact on the Fund’s NAV and the remaining outstanding Shares may be negatively affected due to prior repurchases. This may result in a potential benefit for shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Contrarily, any increases in the NAV resulting from such subsequent adjustments may exclusively benefit the outstanding Shares, potentially disadvantaging shareholders who had previously had their Shares repurchased at a NAV lower than the adjusted amount. These principles also extend to the purchase of Shares, meaning that new Shareholders may be similarly affected.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk.
Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized
impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “
Closed-End
Interval Fund Structure
.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The Fund’s portfolio companies may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “
Below Investment Grade Risk
.”

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Direct Lending Risk.
The Fund may engage in direct lending, which practice involves certain risks. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union (“EU”) are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circum st
ances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.

Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans Risk.
The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund invests in may be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in the prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such col la
teral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Investment Manager, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Investment Manager has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.

Senior Secured Loans and Senior Secured Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Secured Loans and Senior Secured Bonds Risk.
There is a risk that any collateral pledged by portfolio companies in which the Fund has taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to interest rate and market volatility. To the extent the Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the debt’s terms, or at all, or that the Fund will be able to collect on the debt should it be forced to enforce its remedies.

Loan Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Participations and Assignments Risk.
The Fund may invest in participations in loans or assignments of all or a portion of loans from third parties. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.

Syndicated Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Syndicated Loan Risk.

The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in synd icat
ed loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

Junior and Subordinated Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Junior and Subordinated Debt Risk.
The Fund may invest in debt instruments that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws,
(ii) so-called
lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment
options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
The Fund may invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender
and participation agreement provisions.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“CMBS”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the unde rly
ing loans in the Fund.

Defaulted Debt Securities and Other Securities of Distressed Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Debt Securities and Other Securities of Distressed Companies
Risk
.
The Fund may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. These securities may present a substantial risk of default, including the loss of the entire investment, or may be in default. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities.
In certain periods, there may be little or no liquidity in the markets for distressed securities meaning that the Fund may be unable to exit its position. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any investment opportunity involving any such type, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities, the value of which may be less than the purchase price paid by the Fund for the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including, but not limited to: (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable bankruptcy, insolvency or securities laws; and/or (iv) the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund invests, there is a potential risk of loss by the Fund of its entire investment in such companies.

Adjustments to Terms of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adjustments to Terms of Investments Risk
.
The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Investment Manager will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Investment Manager may, in accordance with its investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Investment Manager will make such determinations in accordance with its investment m ana
gement standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns.

Investment Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Funds Risks.
The Fund’s investments in Investment Funds that provide exposure to private credit assets are subject to a number of risks. Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Investment Funds in which the Fund invests may have only limited operating histories. Although the Investment Manager will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history, in most cases the Investment Manager will have little or no means of independently verifying this information. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Investment Funds and the illiquid nature of their investments, investors may see negative returns in the early stages of holding Investment Funds. Then as investments are able to realize liquidity events, such as a sale or maturity, positive returns will be realized if the Investment Fund’s investments are successful.
Investment Fund interests are ordinarily valued based upon valuations provided by the Investment Fund managers, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Fund managers. An Investment Fund manager may face a conflict of interest in valuing such securities because their values may have an impact on the Investment Fund manager’s compensation. The Investment Manager will review and perform due diligence on the valuation procedures and monitor the returns provided by the Investment Funds. However, neither the Investment Manager nor the Board can confirm the accuracy of valuations provided by Investment Fund managers. Unreliable valuations provided by Investment Funds could materially adversely affect the value of the Fund’s Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Investment Funds. Such fees and performance-based compensation are in addition to any investment advisory fee the Investment Fund charges. In addition, performance-based fees charged by Investment Fund managers may create incentives for the Investment Fund managers to make risky investments, and may be payable by the Fund to an Investment Fund manager based on an Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a shareholder in the Fund may be subject to higher operating expenses than if the shareholder invested in the Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Investment Manager and other expenses payable directly by the Fund from amounts distributed to the Fund by the Investment Funds, the returns to a shareholder in the Fund will be lower than the returns to a direct investor in the Investment Funds. Fees and expenses of the Fund and the Investment Funds will generally be paid regardless of whether the Fund or Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Investment Funds, although access to many Investment Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Investment Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Investment Funds. The Investment Manager also may refrain from including an Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the Investment Company Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an

Investment Fund. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Investment Funds than other clients of the Investment Manager.
If the Fund fails to satisfy any capital call by an Investment Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of an Investment Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of an Investment Fund’s limited partners or members, under certain circumstances, to terminate the Investment Fund prior to the end of its stated term. Early termination of an Investment Fund in which the Fund is invested may result in the Investment Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in an Investment Fund, shareholders will not themselves be equity holders of that Investment Fund and will not be entitled to enforce any rights directly against the Investment Fund or the Investment Fund manager or assert claims directly against any Investment Funds, the Investment Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Investment Funds that may be available to the Fund as an investor in the Investment Funds. In addition, Investment Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Investment Funds, will not have the benefit of the protections afforded by Investment Company Act. Investment Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Investment Funds managed by such Investment Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Undrawn commitments to Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Investment Fund’s drawdowns. During this period, investments made early in an Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Investment Manager as to when it can expect to no longer need to fund capital calls for a particular Investment Fund. Accordingly, the Investment Manager may make investments and commitments based, in part, on anticipated future capital calls and distributions from Investment Funds. This may result in the Fund making commitments to Investment Funds in an aggregate amount that exceeds the total amounts invested by shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Investment Manager’s judgment, to satisfy capital calls from Investment Funds.

Investment Funds Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Funds Fee Risk.
Each third-party investment manager to which the Investment Manager allocates assets generally will charge the Fund, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation (either fees or in the form of profit “allocations”). The asset-based fees of the investment managers are generally expected to range from 1% to 3% annually of the net assets under their management. The performance compensation to the investment managers is generally expected to range from 10% to 25% of net profits annually, which can exceed the levels permitted for funds registered under the Investment Company Act. The receipt of performance compensation by an investment manager may create an incentive for an Investment Manager to make investments that are riskier or more speculative than those that might have been made in the absence of such incentive. In addition, because performance compensation will generally be calculated on a basis that includes unrealized appreciation of an Investment Fund’s assets, such compensation may be greater than if it were based solely on realized gains. Investment managers may receive compensation for positive performance of an Investment Fund even if the Investment Fund’s overall returns are negative.
An investment manager to an Investment Fund will receive any performance compensation to which it is entitled, irrespective of the performance of the other Investment Funds and the Fund generally. Thus, an investment manager with positive performance may receive performance compensation from the Fund, as an investor in an underlying Investment Fund, and indirectly from the Fund’s investors, even if the Fund’s overall returns are negative. Investment decisions for the Investment Funds are made by the investment managers independently of each other and may conflict with each other. Consequently, at any particular time, one Investment Fund may be purchasing interests in an issuer that at the same time are being sold by another Investment Fund. Investing by Investment Funds in this manner could cause the Fund to indirectly incur certain transaction costs without accomplishing any net investment result.

Investment Funds' Underlying Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Funds’ Underlying Investments Risk.
The investments made by the Investment Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. The Investment Funds in which the Fund expects to invest generally will hold private credit assets, and accordingly, the Investment Funds will be subject to the risks associated with private credit strategies, direct lending, and holding fixed income instruments described herein. Unless and until those investments are refinanced, sold or mature, they will remain illiquid. As a general matter, companies in which the Investment Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
An Investment Fund may focus on a particular industry or sector, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, an Investment Fund manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Investment Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Investment Fund may invest. The success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition Risk.
The Fund competes for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds and other investors might be reasonable investment alternatives to the Fund and may be less costly or complex with fewer and/or different risks than the Fund has. Some of the Fund’s competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, such as the U.S. government. As a result of these new competitors entering the financing markets in which the Fund operates, competition for investment opportunities in U.S. private companies may intensify. The Fund may lose investment opportunities if it does not match its competitors’ pricing, terms or structure. If the Fund is forced to match its competitors’ pricing, terms or structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of the Fund’s competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as an investment company.

Privately-held Companies and the Lack of Available Information About These Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately-held Companies and the Lack of Available Information About These Companies
Risk
.
The Fund expects to invest a substantial portion of its assets in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investments and, in turn, on the Fund. Third, the investments themselves tend to be less liquid. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of the Fund’s target portfolio companies may affect the Fund’s investment returns. Fourth, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns. Fifth, these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Sixth, limited public information generally exists about private companies. Seventh, these companies may not have third-party debt ratings or audited financial statements. The Fund must therefore rely on the ability of the Investment Manager to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Investment Manager typically assesses an investment in a portfolio company based on the Investment Manager’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Investment Manager to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and it may lose money on its investments.

Business Development Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business Development Companies Risk.
 The Fund may invest in private BDCs and publicly-traded BDCs. A BDC is a type of closed-end investment company regulated under the Investment Company Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Code.
Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Publicly traded BDCs may trade at a discount to their NAV because they invest in unlisted securities and have a limited access to capital markets. Private BDCs are illiquid investments, and the BDC may not engage in periodic repurchases of shares. There is no guarantee the Fund will be able to liquidate or sell its private BDC investments.
Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

Limited Partnership Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Partnership Interests Risk.
Private credit funds, often organized as limited partnerships, are the most common vehicles for making private credit investments. When making investments through secondary transactions in such Investment Funds, the Fund will typically agree to purchase an investor’s existing limited partnership interest in an Investment Fund, typically at a discount to NAV, and take on existing obligations to fund future capital calls. Due to the illiquidity of the market for limited partnership interests and/or other types of interests or positions in Investment Funds, an investor can sometimes purchase a secondary investment at a discount to an Investment Fund’s NAV. Securities issued by private partnerships tend to be more illiquid, and highly speculative. Limited partnership and/or other interests or positions in Investment Funds have not been and will not be registered under the 1933 Act or any other securities laws in any jurisdiction.

Fixed-Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Fixed-Income Securities Risks Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Issuer and Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer and Spread Risk.
The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Investment Manager believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Investment Manager and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The

Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the likelihood of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Investment Manager will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Investment Manager expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial add ition
al capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk.
There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
. The Fund is subject to the risk that the investments it makes in its portfolio companies may be repaid prior to maturity. When this occurs, the Fund will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and the Fund could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, the Fund’s results of operations could be materially adversely affected if one or more of the portfolio companies elect to prepay amounts owed to the Fund. Additionally, prepayments, net of prepayment fees, could negatively impact the Fund’s return on equity.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Duration and Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration and Maturity Risk.
The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Investment

Manager may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market con ditio
ns and any other factors that the Investment Manager deems relevant. There can be no assurance that the Investment Manager’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Risks
Leverage Risk.
The Fund (or a Subsidiary) may borrow money in connection with its investment activities, to satisfy repurchase requests from shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund (or a Subsidiary) may borrow money through a credit facility or other arrangements to fund investments up to the limits prescribed by the Investment Company Act. The Fund may also borrow money to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other investments or additional sales of Shares).
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the Fund’s returns.
The Investment Company Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the registered investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including such indebtedness). The Investment Company Act also requires that dividends may not be declared if this asset coverage requirement is breached. The Fund’s borrowings will at all times be subject to the Investment Company Act’s asset coverage requirement.

Bank Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bank Loans Risk.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Risk
. The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade (rated Ba/BB or below, or judged to be of comparable quality by the Investment Manager) if they were rated. Below investment grade securities, which are often referred to as “high yield” or “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. They may also be difficult to value and illiquid. The major risks of below investment grade securities include: (i) below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities; (ii) prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities; (iii) issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing; (iv) below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems below investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income; (v) below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and the Fund may be unable to sell these securities at an advantageous time or price; (vi) the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, a low rate environment may result in traditional investment grade oriented investors being forced to accept more risk in order to maintain income. In a rising rate environment, buyers of lower grade securities may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Investment Manager also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Investment Manager’s credit analysis than would be the case when the Fund invests in rated securities.
For securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Investment Manager), the risks associated with below investment grade instruments are more pronounced. The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Loan Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Interests Risk.
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy repurchases, the

Fund may have to sell other investments or borrow money to meet its obligations. A significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation. Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. Among other things, Rule
18f-4
under the Investment Company Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule
18f-4
also limits a fund’s derivatives exposure through a
value-at-risk
test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule
18f-4),
such as the Fund, however, are not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide capital to an Investment Fund, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule
18f-4
may limit its ability to use derivatives and/or enter into certain other financial contracts. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.

Hedging Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risks.
The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter
markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase the Fund’s losses. Further, hedging transactions may reduce cash available to pay distributions to the Fund’s shareholders. The Dodd-Frank Wall Street Reform and Consumer Protection Act could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments. Such transactions may be subject to special and complex federal income tax provisions that may, among other things, make it more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.

Cash Money Market Instruments and Other ShortTerm Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash, Money Market Instruments and Other Short-Term Investments Risks.
The Fund will, at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies, which may hurt the Fund’s performance. The Fund may also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities to meet anticipated repurchases of its Shares. These positions may also subject the Fund to additional risks and costs.
The Fund’s private credit investments typically will include an unfunded portion where the Fund commits to invest cash in an Investment Fund. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest cash in Investment Funds that acquire private credit investments as they come due.

Non-U.S. Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of
non-U.S.
instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of
non-U.S.
instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
instruments. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
instruments may trade on days when Shares are not priced, the Fund’s NAV may change at times when Shares cannot be sold.

Spread Widening Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Spread Widening Risks.
For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.

Undervalued Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Undervalued Investments Risk.
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or indirectly) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Investment Manager. In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.

Investments in Securities or Assets of Publicly-Traded Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Securities or Assets of Publicly-Traded Companies Risk.
The Fund may invest a portion of its portfolio in publicly-traded assets. It is not expected that the Fund will be able to negotiate additional financial covenants or other contractual rights, which the Fund might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, the Fund will be subject to U.S. federal and state securities laws, as well as
non-U.S.
securities laws, that may, among other things, restrict or prohibit its ability to make or sell an investment. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public
information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect the Fund’s investment results. In addition, an investment may be sold by the Fund to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up
periods.

Credit Facility Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Facility Provisions Risk.
A credit facility may be backed by all or a portion of the Fund’s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of the Fund’s assets under the terms of any debt instrument the Fund enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of the Fund’s assets securing such debt, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on its ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.

Nature of Mezzanine Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Mezzanine Debt Securities
Risk
.
Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had prev iou
sly operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments Risk.
The Fund may make select equity investments. In addition, in connection with the Fund’s debt investments, the Fund on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk.
The Fund may invest its assets in structured products, including the rated debt tranches of CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Investment Manager evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation.
See
“
Derivatives Risk.
”

CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
When investing in CLOs, the Fund may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments the Fund makes in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.
The Fund may invest in CLO debt and equity tranches and warehouse investments directly or indirectly through an investment in U.S. and/or European vehicles (“Risk Retention Vehicles”) established for the purpose of satisfying U.S. and/or EU regulations applicable to such investments, including regulations that require the retention of credit risk associated with certain CLOs and other investments. Risk Retention Vehicles will be structured to satisfy such retention requirements by purchasing and retaining the percentage of CLO notes prescribed under applicable retention requirements (the “Retention Notes”) or as otherwise may be required under applicable laws and regulations. For the avoidance of doubt, the term Risk Retention Vehicles does not include vehicles that are deemed to be controlled by the Investment Manager or its affiliates but does include Risk Retention Vehicles the Fund controls.
Indirect investments in CLO equity securities (and in some instances more senior CLO securities) and warehouse investments through entities that have been established to satisfy the U.S. and/or the EU retention requirements may allow for better economics for the Fund (including through fee rebate arrangements). For example, these types of investments may, create stronger negotiating positions with CLO managers and underwriting banks who are incentivized to issue CLOs and who require the participation of a Risk Retention Vehicle to enable the CLO securities to be issued. However, Retention Notes differ from other securities of the same ranking since the retention requirements prescribe that such Retention Notes must be held by the relevant risk retainer for a specified period. U.S. retention requirements prescribe the holding period to be the longer of
(x) the period until the CLO has paid down its securities to 33% of their original principal amount, (y) the period until the CLO has sold down its assets to 33% of their original principal amount and (z) two years after the closing of the CLO. On the other hand, the EU retention requirements prescribe the holding period to be the lifetime of the CLO. In addition, Retention Notes are subject to other restrictions not imposed on other securities of the same ranking; for example, Retention Notes may not be subject to credit risk mitigation. A breach of the retention requirements may result in the imposition of regulatory sanctions or, in the case of the EU retention requirements, in claims being brought against the retaining party.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on the Fund’s investments. In an attempt to stabilize inflation, governments may impose wage and price co ntr
ols, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.

Portfolio Company Debt Rankings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Company Debt Rankings Risk.
The portfolio companies in which the Fund invests may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which the Fund invests. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the debt instruments in which the Fund invests. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to the Fund’s investment in that portfolio company would typically be entitled to receive payment in full before the Fund receives any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

No Control of Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Control of Portfolio Companies Risk.
The Fund does not expect to control the portfolio companies in which it invests. The Fund does not expect to have board representation or board observation rights, and the Fund’s debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, the Fund is subject to the risk that a portfolio company in which it invests may make business decisions with which the Fund disagrees and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve the Fund’s interests as debt investors. Due to the lack of liquidity for the Fund’s investments in non-traded
companies, the Fund may not be able to dispose of its interests in portfolio companies as readily as the Fund would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of the Fund’s portfolio holdings.

Second Priority Liens Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Priority Liens Risk.
Certain debt investments that the Fund makes in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then the Fund, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against such company’s remaining assets, if any.
The Fund may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral,

53
if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund is so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the debt investments it makes to its portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to cont rol
the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected.

Covenant Breaches or Defaults Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant Breaches or Defaults Risk.
A portfolio company’s
failure to satisfy financial or operating covenants imposed by the Fund or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.

Highly Leveraged Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Highly Leveraged Portfolio Companies Risk.
Some of the portfolio companies in which the Fund invests may be highly leveraged, which may have adverse consequences to these companies and to the Fund as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

Concentrated Portfolio Companies in Certain Industries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentrated Portfolio Companies in Certain Industries Risk.
The Fund’s
portfolio may be concentrated in a limited number of industries, provided that the Fund will not concentrate more than 25% of its total assets in issuers that are part of the same industry or group of industries. A downturn in any industry in which the Fund is invested could significantly impact the aggregate returns the Fund realizes.
If an industry in which the Fund has significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of the Fund’s investment portfolio could be affected adversely, which, in turn, could adversely affect the Fund’s financial position and results of operations.

Return of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Return of Capital Risk
. The Fund may fund its cash distributions to shareholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to the Fund on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Investment Manager, if any. The Fund’s ability to pay distributions, if any, might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. All distributions are and will be paid at the discretion of the Board and will depend on the Fund’s earnings, the Fund’s financial condition, maintenance of the Fund’s RIC status and such other factors as the Board may deem relevant from time to time. The Fund cannot assure shareholders that it will continue to pay distributions to its shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from borrowings or sources other than net investment income in anticipation of future cash flow, which may constitute a return of shareholders’ capital. A return of capital is not paid from tax earnings or profits and will have the effect of reducing the tax basis of a shareholder’s Shares, such that when a shareholder sells its Shares the sale may be subject to tax, even if the Shares are sold for less than the original purchase price. To the extent that any portion of our distributions is considered a return of capital, (i) such distributions should not be considered the dividend yield or total return of an investment in the Shares, (ii) shareholders who receive the payment of a distribution consisting of a return of capital should no
t ass
ume that the source of a distribution from the Fund is a net profit.

Zero Coupon, Original Issue Discount and Payment-In-Kind Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon, Original Issue Discount and
Payment-In-Kind
Instruments Risk.
To the extent that the Fund invests in original issue discount or payment-in-kind
(“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of the Fund’s income, it will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following: (i) the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans; (ii) original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral; (iii) an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Investment Manager’s future base management fees which, thus, increases the Investment Manager’s future income incentive fees at a compounding rate; (iv) market prices of PIK instruments and other zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities; (v) the deferral of PIK interest on an instrument increases the loan-to-value
ratio, which is a measure of the riskiness of a loan, with respect to such instrument; (vi) even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan; (vii) for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the Investment Company Act does not require that investors be given notice of this fact; (viii) the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain the Fund’s tax treatment as a RIC; and (ix) original issue discount may create a risk of non-refundable
cash payments to the Investment Manager based on
non-cash
accruals that may never be realized.
Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Joint Ventures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Ventures Risk.
From time to time, the Fund may hold a portion of its investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. The Fund’s ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners. In addition, the Fund may, in certain cases, be liable for actions of the Fund’s joint venture partners. The joint ventures in which the Fund participates may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce the Fund’s return on equity. Additionally, the Fund’s joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on the Fund by the Investment Company Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact the Fund’s ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the Investment Company Act, which have an effect on the Fund’s operations and inv est
ment activities. See “
Leverage Risk
.”

Investing Alongside Other Third Parties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing Alongside Other Third Parties Risk.
The Fund may invest alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with the Fund’s, or may be in a position to take action contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with the Fund’s interests. For example, the third party may decline to approve an investment for the joint venture that the Fund otherwise wants the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating the Fund’s total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the Investment Company Act. If the activities of the joint venture were required to be consolidated with the Fund’s activities because of a change in GAAP rules or SEC staff interpretations, it is likely that the Fund would have to reorganize any such joint venture.

High Yield Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Risk
. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated
securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Failure to Maintain RIC Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to Maintain RIC Tax Treatment Risk.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund may have difficulty complying with these requirements. In particular, if the Fund has equity investments in Investment Funds, portfolio companies or other vehicles that are treated as partnerships or other p as
s-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but it may be subject to a penalty tax in connection with its use of those savings provisions.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it may fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions, and distributions to the shareholders generally would be treated as corporate dividends.
See
“
Tax Matters – Taxation as a Regulated Investment Company.
”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments (such as in Investment Funds). If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests, which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in certain investments (such as in Investment Funds) located outside the United States. Such investments may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign c orpora
tions” or “passive foreign investment companies.”
The may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.
See
“
Tax Matters – Taxation as a Regulated Investment Company
.”

Recognizing Income Before or Without Receiving Cash Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recognizing Income Before or Without Receiving Cash Risk.
For federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock or income from investments in Investment Funds, portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund intends to elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax.

Special Tax Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Tax Issues
Risk
.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.

Withholding Applicable to Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Withholding Applicable to Investment Funds Risk.
Unless an applicable
non-foreign
affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the

Investment Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a fund that invests in Investment Funds, the Fund may have a withh ol
ding obligation with respect to interests the Fund purchases in Investment Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Investment Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Investment Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.

Raymond James' Public Company Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Raymond James’ Public Company Status Risk.
As a consequence of Raymond James’ status as a public company, the Fund’s officers and trustees, and the employees of the Investment Manager may take into account certain considerations and other factors in connection with the management of the business and affairs of the Fund and its affiliates that would not necessarily be taken into account if Raymond James were not a public company.

Raymond James' Bank Holding Company Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Raymond James’ Bank Holding Company Status Risk.
The Fund’s activities may be limited as a result of potentially being deemed to be controlled by a bank holding company. Raymond James is a bank holding company (“BHC”) under the Bank Holding Company Act (“BHCA”) and is therefore subject to supervision and regulation by the Federal Reserve. In addition, Raymond James is a financial holding company (“FHC”) under the BHCA, which is a status available to BHCs that meet certain criteria. FHCs may engage in a broader range of activities than BHCs that are not FHCs. However, the activities of FHCs and their affiliates remain subject to certain restrictions imposed by the BHCA and related regulations. Raymond James may be deemed to “control” the Fund within the meaning of the BHCA if, among other things, Raymond James owns more than a certain percentage of the Fund’s outstanding shares or a certain number of Raymond James employees serve on the Fund’s board, and it is expected that Raymond James will be deemed to control the Fund for a certain period of time and therefore, these restrictions will apply to the Fund as well. Accordingly, the BHCA and other applicable banking laws, rules, regulations and guidelines, and their interpretation and administration by the appropriate regulatory agencies, including the Federal Reserve, may restrict the Fund’s investments, transactions and operations and may restrict the transactions and relationships between the Investment Manager, Raymond James and their affiliates, on the one hand, and the Fund on the other hand. For example, the BHCA regulations applicable to Raymond James and the Fund may, among other things, restrict the Fund’s ability to make certain investments or the size of certain investments, impose a maximum holding period on some or all of the Fund’s investments and restrict the Fund’s and the Investment Manager’s ability to participate in the management and operations of the companies in which the Fund holds an equity investment. In addition, certain BHCA regulations may require aggregation of equity positions owned, held or controlled by related entities. Thus, in certain circumstances, positions held by Raymond James and its affiliates (including the Investment Manager) for client and proprietary accounts may need to be aggregated with positions held by the Fund. In this case, where BHCA regulations impose a cap on the amount of a position that may be held, Raymond James may utilize available capacity to make investments for its proprietary accounts or for the accounts of other clients, which may require the Fund to limit and/or liquidate certain investments.
These restrictions may materially adversely affect the Fund by, among other things, affecting the Investment Manager’s ability to pursue certain strategies within the Fund’s investment program or trade in certain securities. In addition, Raymond James may cease in the future to qualify as an FHC, which may subject the Fund to additional restrictions. Moreover, there can be no assurance that the bank regulatory requirements applicable to Raymond James and the Fund, or the interpretation thereof, will not change, or that any such change will not have a material adverse effect on the Fund.
Raymond James may in the future, in its sole discretion and without notice to investors, engage in activities impacting the Fund and/or the Investment Manager in order to comply with the BHCA or other legal requirements applicable to, or reduce or eliminate the impact or applicability of any bank regulatory or other restrictions on, Raymond James, the Fund or additional investment vehicles, funds and accounts currently managed by the Investment Manager using overlapping, similar and potentially identical strategies to the Fund.

Raymond James may seek to accomplish this result by causing the Investment Manager to resign as the Fund’s Investment Manager, voting for changes to the Board, causing Raymond James personnel to resign from the Board, reducing the amount of Raymond James’s investment in the Fund (if any), revoking the Fund’s right to use the Raymond James name or any combination of the foregoing, or by such other means as it determines in its sole discretion. Any replacement Investment Manager appointed by the Fund may be un affiliate
d with Raymond James.

Price Declines in the U.S. Corporate Debt Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Price Declines in the U.S. Corporate Debt Market Risk.
Conditions in the U.S. corporate debt market may deteriorate, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the corporate debt market, the Fund’s NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of the Fund’s investments, which could have a material adverse impact on the Fund’s business, financial condition and results of operations.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk.
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.

Cyber-Security Risk and Identity Theft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-Security Risk and Identity Theft Risk.
The Fund’s operations are highly dependent on the Investment Manager’s and/or the Fund’s service providers’ information systems and technology and the Fund relies heavily on the Investment Manager’s and/or the Fund’s service providers’ financial, accounting, treasury, communications and other data processing systems. These systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the systems face ongoing cybersecurity threats and attacks. Attacks on the systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists, ransomware and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees.
There has been an increase in the frequency and sophistication of the cyber and security threats faced, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Investment Manager or the Fund’s service providers because, as financial institutions, the Investment Manager or the Fund’s service providers hold a significant amount of confidential and sensitive information about investors, portfolio companies or obligors (as applicable) and potential investments. As a result, there is a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures taken to ensure the integrity of the systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, the Investment Manager or the Fund’s service providers could suffer financial loss, a disruption of its businesses, liability to their investment funds and fund investors, including the Fund and common shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.

In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, information systems and technology. In addition, the Investment Manager has become increasingly reliant on third party service providers for certain aspects of its business, including for the administration of certain funds, as well as for certain information systems and technology, including cloud-based services. These third party service providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.
Cybersecurity has become a top priority for regulators around the world. The SEC recently adopted amendments to its rules that related to cybersecurity risk management, strategy and governance, and incident reporting for entities that are subject to reporting requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Many jurisdictions have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect on January 1, 2020 and was amended by the California Privacy Rights Act, which became effective on January 1, 2023. Virginia, Colorado, Utah and Connecticut recently enacted similar data privacy legislation that went into effect in 2023, and Connecticut, Indiana, Montana, Oregon, Tennessee, and Texas have enacted laws that will go into effect at varying times through 2026. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.
Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund, the Investment Manager, the Fund’s service providers, their employees’ or the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in its, its employees’, the Fund’s investors’, the Fund’s counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if the Investment Manager or the Fund’s service providers fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the Investment Manager’s security measures.
Obligors of the Fund also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. The Fund may invest in strategic assets having a national or regional profile or in infrastructure, the nature of which could expose it to a greater risk of being subject to a terrorist attack or security breach than other assets or businesses. Such an event may have material adverse consequences on the Fund’s investment or assets of the same type or may require obligors of the Fund to increase preventative security measures or expand insurance coverage.
Finally, the Investment Manager’s, the Fund’s service providers’ and the Fund’s technology, data and intellectual property and the technology, data and intellectual property of the portfolio companies or obligors (as applicable) are also subject to a heightened risk of theft or compromise to the extent the Investment Manager and the portfolio companies or obligors (as applicable) engage in operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how
and customer information and records. In addition, the Investment Manager and the Fund and portfolio companies or obligors (as applicable) may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on the Investment Manager and the Fund and portfolio companies or obligors (as applicable).

Technological or Other Innovations and Industry Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technological or Other Innovations and Industry Disruptions Risk.
Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy. Any of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, the Fund could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.

General Economic Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Economic Conditions Risk
. The Fund and the portfolio companies in which it invests are susceptible to the effects of economic slowdowns or recessions. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the EU, instability in the Chinese capital markets and the
COVID-19
pandemic. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. In particular, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China or the current ongoing conflict between Russia and Ukraine and the conflict and escalating tensions in the Middle East, and the rapidly evolving measures in response, could lead to disruption, instability and volatility in the global markets. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. Additionally, certain of the portfolio companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on the Fund’s financial performance and the value of the Fund’s Shares. Unfavorable economic conditions would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events may limit the Fund’s investment originations, and limit its ability to grow and could have a material negative impact on the Fund’s operating results, financial condition, results of operations and cash flows and the fair values of the Fund’s debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Shares. A severe recession may further decrease the value of such collateral and result in losses of value in the Fund’s portfolio and a decrease in its revenues, net income, assets and net worth. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund on favorable terms or at all. These events could prevent the Fund from increasing investments and harm its operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and/or its portfolio companies’ ability to pursue key strategic initiatives, including by affecting the Fund or such portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with the Fund, which in turn may result in fewer co-investment
opportunities being made available to the Fund or impact its ability to provide additional follow-on
support to portfolio companies in which the Fund invests. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank ag re
eing to provide financing.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk.
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Lack of Transparency in Certain Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Transparency in Certain Markets Risk.
Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain
non-U.S.
markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in and relative illiquidity of some
non-U.S.
securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the client and/or the Investment Manager with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, its investments may be adversely affected. While the Investment Manager intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Investment Manager does not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse devel opm
ents with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Mid- and Small-Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mid-
and Small-Capitalization Company Risk.
Middle and small capitalization companies may be less financially secure than larger, more established companies and depend on a small number of key personnel.
In addition, it is more difficult to get information on middle and small capitalization companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. A s a result, the securities of middle and small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization securities or the market as a whole. The purchase or sale of more than a limited number of shares of a middle and small company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Investing in middle and small capitalization securities requires a longer term view.

Securities of Smaller and Emerging Growth Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities of Smaller and Emerging Growth Companies Risk
.
Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The Investment Manager believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Investment Manager’s judgment, such disposition is not desirable.
The process of selection and continuous supervision by the Investment Manager does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The Investment Manager believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but the Investment Manager believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Changes in Laws or Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in Laws or Regulations Risk.
The Fund, the portfolio companies in which the Fund invests, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments the Fund is permitted to make, any of which could harm the Fund and its shareholders, potentially with retroactive effect.
Additionally, any changes to or repeal of the laws and regulations governing the Fund’s operations relating to permitted investments may cause the Fund to alter its investment strategy to avail the Fund of new or different opportunities. Such changes could result in material differences to the Fund’s strategies and plans as set forth in this prospectus and may result in the Fund’s investment focus shifting from the areas of expertise of the Investment Manager to other types of investments in which the Investment Manager may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on the Fund’s financial condition and results of operations and the value of a shareholder’s investment.

Trade Negotiations and Government Actions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Negotiations and Government Actions Risk.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. It is impossible to predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies in which the Fund invests and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the portfolio companies in which the Fund invests and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.

Financial Regulatory Changes in the U.S. Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Regulatory Changes in the U.S. Risk.
The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. The Fund may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. The Fund also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Further, new regulations or interpretations of existing laws may result in enhanced disclosure obligations, including with respect to climate change or environmental, social and governance factors, which could negatively affect the Fund and materially increase the Fund’s regulatory burden. Increased regulations generally increase the Fund’s costs, and the Fund could continue to experience higher costs if new laws require the Fund to spend more time or buy new technology to comply effectively.

	Any changes in the regulatory framework applicable to the Fund’s business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of the Fund’s funds, require the attention of the Fund’s senior management, affect the manner in which the Fund conducts its business and adversely affect the Fund’s profitability. The full extent of the impact on the Fund of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Oversight Risk
. The Fund’s business and the businesses of the Investment Manager, the Distributor and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which the Fund and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
The Fund, the Investment Manager, the Distributor and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of the Fund’s business, the Investment Manager, the Distributor, the Fund’s investments or other investments the Investment Manager or its affiliates make on behalf of their clients, potential conflicts of interest between the Fund and the Investment Manager, Distributor or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on the Fund’s financial results, including as a result of the imposition of a sanction, a limitation on Raymond James’ or the Fund’s personnel’s activities, or changing the Fund’s historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm the Fund’s or Raymond James’ reputation and have an adverse effect on the Fund’s future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by the Fund in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of the Fund’s management, may cause negative publicity that adversely affects investor sentiment, and may place the Fund at a competitive disadvantage, including to the extent that the Fund, the Investment Manager, the Distributor or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, if previously enacted laws are amended or if new legislative or regulatory reforms are adopted, this could have further impacts on the Fund’s industry. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on the Fund’s current or future investments, require the attention of senior management or result in other limitations on the Fund’s business or investments. The Fund is unable to predict at this time the likelihood or effect of any such changes or reforms.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
During periods of falling interest rates, payments on the floating rate debt instruments that the Fund may hold would generally decrease, resulting in less interest income to the Fund. In the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
A rise in the general level of interest rates generally can be expected to lead to higher interest rates applicable to the Fund’s debt investments. Accordingly, in general, an increase in interest rates would make it easier for the Fund to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Investment Manager with respect to pre-incentive
fee net investment income earned in a given quarter.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	880 Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
Contact Personnel Name	Robert Morrison
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	0.75%	[3],[4]
Interest Expenses on Borrowings [Percent]	1.68%	[4],[5]
Distribution/Servicing Fees [Percent]	0.85%	[4],[6]
Incentive Fees [Percent]	0.00%	[4],[7]
Acquired Fund Fees and Expenses [Percent]	0.72%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.90%	[4],[5],[8]
Total Annual Expenses [Percent]	4.90%	[4]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[4],[8]
Net Expense over Assets [Percent]	4.50%	[4],[8]
Expense Example, Year 01	$ 47
Expense Example, Years 1 to 3	146
Expense Example, Years 1 to 5	250
Expense Example, Years 1 to 10	$ 506
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	0.75%	[3],[4]
Interest Expenses on Borrowings [Percent]	1.68%	[4],[5]
Distribution/Servicing Fees [Percent]	0.00%	[4],[6]
Incentive Fees [Percent]	0.00%	[4],[7]
Acquired Fund Fees and Expenses [Percent]	0.72%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.90%	[4],[5],[8]
Total Annual Expenses [Percent]	4.05%	[4]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[4],[8]
Net Expense over Assets [Percent]	3.65%	[4],[8]
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	121
Expense Example, Years 1 to 5	209
Expense Example, Years 1 to 10	$ 435
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]
Voting Rights
. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub-classification
as a
closed-end
investment company or changes in its fundamental investment restrictions. See “
Delaware Law and Certain Provisions in the Declaration of Trust
	” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.
Security Liquidation Rights [Text Block]
Liquidation Preference
	. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.
Preferred Stock Restrictions, Other [Text Block]	If the Fund issues Preferred Shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Voting Rights [Text Block]	Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed.
Security Preemptive and Other Rights [Text Block]	All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Outstanding Security, Title [Text Block]	Common shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]	No upfront sales load will be paid with respect to Class S Shares or Class I Shares, however, if an investor buys Class S Shares through certain financial intermediaries, they may directly charge the investor transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.50% cap on NAV for Class S Shares. Selling agents will not charge such fees on Class I Shares. Please consult the applicable selling agent for additional information.
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis) (the “Early Repurchase Deduction”). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[3]	Management Fees include the Investment Management Fee paid to the Investment Manager at an annual rate of 0.75% payable monthly in arrears, accrued daily based upon the average daily value of the Fund’s net assets. The Investment Management Fee paid to the Investment Manager will be paid out of the Fund’s assets.Such management fees are paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders.
[4]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[5]	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include all other expenses incurred by the Fund, such as accounting, legal, custody, administration, transfer agency and auditing fees, organization and offering expenses and fees payable to the Fund’s Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial 12-month period of the offering.
[6]	The Fund has adopted a distribution and service plan for Class S Shares (the “Distribution and Service Plan”). Accordingly, Class S Shares will pay a shareholder servicing and distribution fee equal to 0.85% per annum of the average daily value of the Fund’s net assets for the Class S Shares, accrued daily and payable monthly. Payment of the shareholder servicing and/or distribution fee is governed by the Distribution and Service Plan for Class S Shares, which, pursuant to the conditions of the exemptive order issued by the SEC, was adopted by the Fund with respect to Class S Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to any shareholder servicing or distribution fees. See “Plan of Distribution”.
[7]	The Fund may have investment income that could result in the payment of an incentive fee in the first year of investment operations. The incentive fee, if any, is based on income, whereby the Fund will pay the Investment Manager quarterly in arrears 10% of the Fund’s Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 6.00% annualized hurdle rate, with a full catch-up. As the Fund cannot predict whether the Fund will meet the necessary incentive fee hurdle, the Fund has assumed no incentive fee for this chart. Once fully invested, the Fund expects the incentive fees to increase to the extent the Fund earns greater income through its investments. If the Fund achieved an annualized total return of 6.00% for each quarter made up entirely of net investment income, no incentive fees would be payable. The Fund has not included an estimate of the amount of the incentive fee for the current fiscal year in the table above due to the uncertainty regarding whether the incentive fee would be payable given that it is dependent on the Fund’s future performance. See “Management of the Fund” for more information concerning the incentive fees.
[8]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive the Investment Management Fee, the incentive fee and/or to assume or reimburse expenses of the Fund (a “Waiver”), if required to ensure the Other Expenses do not exceed 0.50% and 0.50% of the average daily net assets of Class S Shares and Class I Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the current Expense Limit. The Expense Limitation and Reimbursement Agreement has an initial two-year term from the date of commencement of the Fund’s operations and will automatically renew for consecutive one-year terms thereafter unless terminated. The Fund may terminate the Expense Limitation and Reimbursement Agreement at any time upon 30 days’ written notice. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term. Thereafter, the Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement other than as of the end of the then current term.